FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account D indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account D as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares	Invesco Capital Appreciation Class A Shares
AB International Value Class A Shares	Invesco Charter Class A Shares
AB Large Cap Growth Class A Shares	Invesco Comstock Class A Shares
AB Relative Value Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
AB Value Class A Shares	Invesco Equity and Income Class A Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	Invesco Fundamental Alternatives Class A Shares
American Funds - Growth Fund of America® Class F -1 Shares	Invesco Global Class A Shares
American Funds - Income Fund of America® Class F -1 Shares	Invesco Main Street Class A Shares
American Funds - Investment Company of America® Class F -1 Shares	Invesco Main Street Mid Cap Class A Shares
American Funds - The Bond Fund of America® Class A Shares	Invesco Value Opportunities Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	Janus Henderson Enterprise Class A Shares
American Funds - The Growth Fund of America® Class A Shares	Janus Henderson Forty Class A Shares
American Funds - The Income Fund of America® Class A Shares	JPMorgan Small Cap Growth Class A Shares
American Funds - The Investment Company of America® Class A Shares	Lord Abbett Affiliated Class A Shares
AMG Renaissance Large Cap Growth Class N Shares	Lord Abbett Bond-Debenture Class A Shares
BlackRock Advantage Global Investor A Shares	Lord Abbett Mid Cap Stock Class A Shares
BlackRock Advantage International Investor A Shares	MFS® Growth Class A Shares

1

BlackRock Advantage Large Cap Core Investor A Shares	MFS® Mid Cap Growth Class A Shares
BlackRock Advantage Large Cap Value Investor A Shares	MFS® Research International Class A Shares
BlackRock Advantage SMID Investor A Shares	PIMCO CommodityRealReturn Strategy Class A Shares
BlackRock Capital Appreciation Investor A Shares	PIMCO Low Duration Class A Shares
BlackRock Global Allocation Investor A Shares	PIMCO Real Return Class A Shares
BlackRock High Yield Bond Investor A Shares	PIMCO Total Return Class A Shares
BlackRock Impact Mortgage Investor A Shares	Pioneer Class A Shares
BlackRock International Investor A Shares	Pioneer High Yield Class A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	Pioneer Real Estate Shares Class A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	Pioneer Select Mid Cap Growth Class A Shares
BlackRock iShares S&P 500 Index Investor A Shares	Putnam Growth Opportunities Class A Shares
BlackRock Large Cap Focus Growth Investor A Shares	Putnam International Equity Class A Shares
BlackRock Large Cap Focus Value Investor A Shares	Putnam Large Cap Value Class A Shares
BlackRock Low Duration Bond Investor A Shares	TA Aegon Sustainable Equity Income Service Class
BlackRock Total Return Investor A Shares	TA Asset Allocation - Conservative Class A Shares
BNY Mellon Appreciation Investor Shares	TA Asset Allocation - Moderate Class A Shares
Cohen & Steers Real Estate Securities Class A Shares	TA Asset Allocation - Moderate Growth Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	TA BlackRock Government Money Market Initial Class
Columbia Select Mid Cap Growth Class A Shares	TA Bond Class A Shares
Columbia Select Small Cap Value Class A Shares	TA International Focus Initial Class
Davis New York Venture Class A Shares	TA JPMorgan Mid Cap Value Service Class
Delaware Smid Cap Growth Class A Shares	TA Morgan Stanley Capital Growth Service Class
Eaton Vance Floating-Rate Class A Shares	TA Multi-Managed Balanced Class A Shares
Eaton Vance Large-Cap Value Class A Shares	TA Small/Mid Cap Value Class A Shares
Federated Hermes Equity Income Class A Shares	TA Sustainable Equity Income Class A Shares
Federated Hermes Kaufmann Class A Shares	TA T. Rowe Price Small Cap Service Class
Fidelity Advisor® Equity Growth Class A Shares	TA TS&W International Equity Service Class
Fidelity Advisor® Overseas Class A Shares	TA US Growth Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	TA WMC US Growth Service Class
Franklin Templeton Growth Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
Invesco American Franchise Fund Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares

2

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account D since 2014.

3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	4,678.554	$95,956	$91,934	$(1)	$91,933	2,960	$30.659880	$32.977114

AB International Value Class A Shares	4,224.055	50,079	53,392	-	53,392	8,422	6.217985	6.624032

AB Large Cap Growth Class A Shares	3,452.775	165,858	214,659	4	214,663	3,414	62.878419	62.878419

AB Relative Value Class A Shares	38,616.201	211,178	226,291	(1)	226,290	5,041	44.894317	44.894317

AB Value Class A Shares	0.106	2	2	(2)	-	-	17.894511	19.247215

American Funds - EuroPacific Growth Fund® Class F -1 Shares	2,942.594	142,802	143,599	(1)	143,598	6,335	22.193876	23.871912

American Funds - Growth Fund of America® Class F -1 Shares	11,893.603	612,512	583,857	(1)	583,856	16,042	35.836687	38.546174

American Funds - Income Fund of America® Class F -1 Shares	7,694.668	177,730	173,515	(1)	173,514	7,007	24.527667	26.381945

American Funds - Investment Company of America® Class F -1 Shares	2,825.674	116,533	116,220	(1)	116,219	3,713	30.539816	32.848778

American Funds - The Bond Fund of America® Class A Shares	21,199.452	263,237	241,250	(57)	241,193	16,012	15.063383	15.063383

American Funds - The Bond Fund of America® Class F -1 Shares	9,357.247	109,593	106,485	(107)	106,378	8,981	11.666042	12.547997

American Funds - The Growth Fund of America® Class A Shares	38,349.829	1,852,949	1,897,933	75	1,898,008	35,292	53.780574	53.780574

American Funds - The Income Fund of America® Class A Shares	40,160.214	846,881	908,826	24	908,850	24,785	36.670003	36.670003

American Funds - The Investment Company of America® Class A Shares	31,563.406	1,199,292	1,302,306	(1)	1,302,305	29,346	44.378294	44.378294

AMG Renaissance Large Cap Growth Class N Shares	707.951	10,039	10,110	-	10,110	603	16.585503	16.949765

BlackRock Advantage Global Investor A Shares	901.987	17,757	17,607	-	17,607	598	28.388549	30.534149

BlackRock Advantage International Investor A Shares	-	-	-	-	-	-	16.510711	17.274327

BlackRock Advantage Large Cap Core Investor A Shares	7,099.849	113,157	108,131	(1)	108,130	3,320	31.452278	33.829100

BlackRock Advantage Large Cap Value Investor A Shares	6,842.340	179,709	180,364	-	180,364	6,725	26.700783	28.718602

BlackRock Advantage SMID Investor A Shares	18,283.736	496,625	386,518	(6)	386,512	8,844	26.536833	45.152226

BlackRock Capital Appreciation Investor A Shares	67,711.513	1,786,564	1,506,581	61	1,506,642	41,487	32.209294	41.875672

BlackRock Global Allocation Investor A Shares	155,105.032	2,846,223	2,553,029	(3)	2,553,026	92,244	21.567037	35.075121

BlackRock High Yield Bond Investor A Shares	59,853.268	402,609	396,827	(943)	395,884	27,087	14.394006	15.059660

BlackRock Impact Mortgage Investor A Shares	70,486.864	744,001	644,250	(3)	644,247	68,584	9.024427	9.447528

BlackRock International Investor A Shares	2,244.334	35,534	36,291	-	36,291	2,705	13.241798	13.858506

BlackRock iShares MSCI EAFE International Index Investor A Shares	318.461	4,023	4,191	-	4,191	246	16.409177	17.649556

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-	26.928028	28.963375

BlackRock iShares S&P 500 Index Investor A Shares	2,115.954	775,809	951,925	19	951,944	37,715	24.497230	25.466262

BlackRock Large Cap Focus Growth Investor A Shares	13,379.073	60,320	56,326	-	56,326	5,374	10.422348	10.551249

BlackRock Large Cap Focus Value Investor A Shares	81,100.231	1,489,284	1,324,367	11	1,324,378	40,923	26.234533	40.468305

BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-	9.462080	9.905643

BlackRock Total Return Investor A Shares	197,897.545	2,170,381	1,955,228	(1,123)	1,954,105	148,236	12.152241	13.900440

BNY Mellon Appreciation Investor Shares	7,862.398	290,792	284,619	(7)	284,612	8,508	32.612455	35.077254

Cohen & Steers Real Estate Securities Class A Shares	542.724	8,464	7,685	-	7,685	265	27.915837	30.025792

Columbia Large Cap Growth Opportunity Class A Shares	520.357	6,586	5,609	-	5,609	312	17.782047	18.227038

Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	20.086414	21.050564

Columbia Select Small Cap Value Class A Shares	29,934.211	441,764	529,237	12	529,249	11,112	47.628835	47.628835

Davis New York Venture Class A Shares	30,567.449	856,067	677,986	(1)	677,985	19,975	24.494657	37.173457

Delaware Smid Cap Growth Class A Shares	5,722.829	96,474	75,599	(1)	75,598	2,532	29.088270	30.544415

See accompanying notes.	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Eaton Vance Floating-Rate Class A Shares	289.943	$2,497	$2,453	$(57)	$2,396	163	$13.687337	$14.722118

Eaton Vance Large-Cap Value Class A Shares	2,694.771	58,800	60,983	(2)	60,981	2,818	20.969396	22.338226

Federated Hermes Equity Income Class A Shares	2,242.362	47,409	46,170	(79)	46,091	2,727	16.881317	17.549168

Federated Hermes Kaufmann Class A Shares	30,199.057	132,251	140,728	(8)	140,720	4,359	31.822841	34.228447

Fidelity Advisor® Equity Growth Class A Shares	11,827.862	178,883	150,214	-	150,214	2,654	41.700971	56.591872

Fidelity Advisor® Overseas Class A Shares	0.101	6	3	(3)	-	-	28.161531	28.161531

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-	47.533858	47.533858

Franklin Templeton Growth Class A Shares	778.620	16,936	16,639	(1)	16,638	927	14.956303	22.967569

Invesco American Franchise Fund Class A Shares	863.070	16,676	13,818	6	13,824	645	21.438493	21.438493

Invesco Capital Appreciation Class A Shares	3,435.971	168,366	163,037	-	163,037	5,637	27.178609	29.232862

Invesco Charter Class A Shares	852.781	14,867	12,510	20	12,530	524	23.928425	23.928425

Invesco Comstock Class A Shares	48,097.568	1,255,434	1,273,143	(5)	1,273,138	34,273	30.362658	50.330471

Invesco Discovery Mid Cap Growth Class A Shares	5,780.252	133,904	120,403	(1)	120,402	9,773	12.319781	12.319781

Invesco Equity and Income Class A Shares	10,039.021	103,140	98,583	11	98,594	2,761	35.711087	35.711087

Invesco Fundamental Alternatives Class A Shares	1,099.886	26,526	26,595	-	26,595	1,703	15.617273	15.617273

Invesco Global Class A Shares	218.643	22,014	16,260	4	16,264	392	41.500854	41.500854

Invesco Main Street Class A Shares	3,859.186	180,744	167,489	-	167,489	4,486	29.875078	40.811653

Invesco Main Street Mid Cap Class A Shares	2,983.239	67,961	69,629	(4)	69,625	2,236	30.018950	32.287596

Invesco Value Opportunities Class A Shares	455.243	7,233	7,170	-	7,170	2,955	2.371169	2.483828

Janus Henderson Enterprise Class A Shares	8,124.928	979,107	929,898	(2)	929,896	18,627	48.881345	51.586112

Janus Henderson Forty Class A Shares	1,105.069	38,491	39,385	-	39,385	1,137	33.553610	35.743809

JPMorgan Small Cap Growth Class A Shares	614.540	8,328	8,561	-	8,561	294	28.176630	30.016223

Lord Abbett Affiliated Class A Shares	1,852.161	28,765	28,764	1	28,765	1,170	23.931924	25.740932

Lord Abbett Bond-Debenture Class A Shares	44,417.392	333,638	310,033	(415)	309,618	14,421	18.719214	26.057735

Lord Abbett Mid Cap Stock Class A Shares	18,987.695	492,771	534,504	(2)	534,502	16,662	23.476094	36.650903

MFS® Growth Class A Shares	5,157.911	521,354	631,380	-	631,380	18,029	35.019684	35.019684

MFS® Mid Cap Growth Class A Shares	26,185.839	466,048	578,707	29	578,736	12,776	45.297363	45.297363

MFS® Research International Class A Shares	21,632.091	368,979	430,262	6	430,268	14,887	28.901796	28.901796

PIMCO CommodityRealReturn Strategy Class A Shares	48,408.016	301,959	224,613	-	224,613	27,392	7.949740	8.550969

PIMCO Low Duration Class A Shares	103,014.302	952,243	937,430	(651)	936,779	85,923	10.655402	11.350894

PIMCO Real Return Class A Shares	63,654.358	685,758	635,907	(1,843)	634,064	46,994	13.164269	14.159554

PIMCO Total Return Class A Shares	276,985.075	2,609,391	2,343,294	(1,313)	2,341,981	159,100	13.589749	15.812344

Pioneer Class A Shares	564.288	17,197	16,517	-	16,517	476	33.447088	35.974916

Pioneer High Yield Class A Shares	712.573	6,003	5,807	(37)	5,770	315	17.685100	19.021941

Pioneer Real Estate Shares Class A Shares	460.043	5,823	5,378	-	5,378	308	16.952795	17.987435

Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	31.214577	32.931480

Putnam Growth Opportunities Class A Shares	425.557	12,867	16,167	(2)	16,165	803	20.118692	20.118692

Putnam International Equity Class A Shares	29,757.295	674,786	641,865	1	641,866	27,912	22.995909	22.995909

Putnam Large Cap Value Class A Shares	1,982.380	46,989	55,923	-	55,923	3,440	16.254298	16.254298

TA Aegon Sustainable Equity Income Service Class	10,588.202	220,614	186,458	-	186,458	17,013	10.766122	11.000226

TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-	10.572355	10.819248

TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-	11.041781	11.299611

TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-	11.706076	11.979412

See accompanying notes.	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock Government Money Market Initial Class	486,929.850	$486,930	$486,930	$(12)	$486,918	49,788	$9.676975	$9.797461

TA Bond Class A Shares	-	-	-	-	-	-	1.267372	1.335562

TA International Focus Initial Class	425,728.092	3,506,616	3,346,223	(3)	3,346,220	302,613	10.942797	11.180733

TA JPMorgan Mid Cap Value Service Class	8,332.472	125,707	118,654	1	118,655	9,039	12.881976	13.162028

TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-	8.655545	8.766041

TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-	13.087229	13.392817

TA Small/Mid Cap Value Class A Shares	38,297.075	1,036,515	970,065	(1)	970,064	36,232	26.157185	27.753299

TA Sustainable Equity Income Class A Shares	283,851.132	2,019,998	2,021,020	(2)	2,021,018	144,022	13.764814	14.263852

TA T. Rowe Price Small Cap Service Class	8,054.266	90,570	68,381	-	68,381	5,111	13.261031	13.549394

TA TS&W International Equity Service Class	1,948.603	25,506	24,397	-	24,397	2,372	10.221896	10.444174

TA US Growth Class A Shares	58,135.048	1,168,799	1,099,334	-	1,099,334	40,212	26.916789	28.114601

TA WMC US Growth Service Class	-	-	-	-	-	-	15.762278	16.104959

Virtus AllianzGI Dividend Value Class A Shares	13,822.890	154,163	135,050	-	135,050	8,310	16.013738	17.059182

Virtus AllianzGI Small-Cap Value Class A Shares	17,861.709	258,870	192,371	(1)	192,370	5,786	24.298208	39.135504

See accompanying notes.	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount

Net Assets as of December 31, 2020:	$103,309	$65,032	$243,825	$375,222

Investment Income:
Reinvested Dividends	949	1,615	-	1,812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,851	974	3,553	4,288

Net Investment Income (Loss)	(902)	641	(3,553)	(2,476)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,611	-	23,260	24,980
Realized Gain (Loss) on Investments	2,266	423	3,089	39,258

Net Realized Capital Gains (Losses) on Investments	11,877	423	26,349	64,238
Net Change in Unrealized Appreciation (Depreciation)	21,617	4,503	42,629	23,908

Net Gain (Loss) on Investment	33,494	4,926	68,978	88,146

Net Increase (Decrease) in Net Assets Resulting from Operations	32,592	5,567	65,425	85,670

Increase (Decrease) in Net Assets from Contract Transactions	(14,782)	(6,726)	(2,293)	(178,841)

Total Increase (Decrease) in Net Assets	17,810	(1,159)	63,132	(93,171)

Net Assets as of December 31, 2021:	$121,119	$63,873	$306,957	$282,051

Investment Income:
Reinvested Dividends	844	627	-	2,798
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,603	792	3,090	3,231

Net Investment Income (Loss)	(759)	(165)	(3,090)	(433)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,622	-	2,072	14,668
Realized Gain (Loss) on Investments	(1,592)	(2,377)	1,622	3,149

Net Realized Capital Gains (Losses) on Investments	4,030	(2,377)	3,694	17,817
Net Change in Unrealized Appreciation (Depreciation)	(24,138)	(4,558)	(92,286)	(33,186)

Net Gain (Loss) on Investment	(20,108)	(6,935)	(88,592)	(15,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,867)	(7,100)	(91,682)	(15,802)

Increase (Decrease) in Net Assets from Contract Transactions	(8,319)	(3,381)	(612)	(39,959)

Total Increase (Decrease) in Net Assets	(29,186)	(10,481)	(92,294)	(55,761)

Net Assets as of December 31, 2022:	$91,933	$53,392	$214,663	$226,290

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2020:	$-	$257,372	$924,961	$174,695

Investment Income:
Reinvested Dividends	-	2,653	-	5,268
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,741	14,754	2,987

Net Investment Income (Loss)	-	(1,088)	(14,754)	2,281

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	17,906	66,960	7,123
Realized Gain (Loss) on Investments	-	30,871	114,248	3,340

Net Realized Capital Gains (Losses) on Investments	-	48,777	181,208	10,463
Net Change in Unrealized Appreciation (Depreciation)	-	(42,106)	(12,220)	13,900

Net Gain (Loss) on Investment	-	6,671	168,988	24,363

Net Increase (Decrease) in Net Assets Resulting from Operations	-	5,583	154,234	26,644

Increase (Decrease) in Net Assets from Contract Transactions	-	(64,525)	(190,168)	(5,850)

Total Increase (Decrease) in Net Assets	-	(58,942)	(35,934)	20,794

Net Assets as of December 31, 2021:	$-	$198,430	$889,027	$195,489

Investment Income:
Reinvested Dividends	-	1,650	1,510	5,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,356	10,510	2,842

Net Investment Income (Loss)	-	(706)	(9,000)	2,708

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	799	21,087	6,004
Realized Gain (Loss) on Investments	-	9,076	76,384	26,595

Net Realized Capital Gains (Losses) on Investments	-	9,875	97,471	32,599
Net Change in Unrealized Appreciation (Depreciation)	-	(56,690)	(368,388)	(50,739)

Net Gain (Loss) on Investment	-	(46,815)	(270,917)	(18,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(47,521)	(279,917)	(15,432)

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,311)	(25,254)	(6,543)

Total Increase (Decrease) in Net Assets	-	(54,832)	(305,171)	(21,975)

Net Assets as of December 31, 2022:	$-	$143,598	$583,856	$173,514

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2020:	$125,732	$501,927	$173,524	$3,685,987

Investment Income:
Reinvested Dividends	1,613	6,521	2,134	2,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,096	5,967	2,433	48,326

Net Investment Income (Loss)	(483)	554	(299)	(45,472)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,113	2,281	793	265,679
Realized Gain (Loss) on Investments	4,168	19,331	4,719	413,607

Net Realized Capital Gains (Losses) on Investments	12,281	21,612	5,512	679,286
Net Change in Unrealized Appreciation (Depreciation)	16,617	(32,456)	(9,190)	(24,735)

Net Gain (Loss) on Investment	28,898	(10,844)	(3,678)	654,551

Net Increase (Decrease) in Net Assets Resulting from Operations	28,415	(10,290)	(3,977)	609,079

Increase (Decrease) in Net Assets from Contract Transactions	(6,473)	(124,043)	(39,719)	(740,199)

Total Increase (Decrease) in Net Assets	21,942	(134,333)	(43,696)	(131,120)

Net Assets as of December 31, 2021:	$147,674	$367,594	$129,828	$3,554,867

Investment Income:
Reinvested Dividends	1,626	7,234	2,881	6,096
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,859	3,715	1,781	32,397

Net Investment Income (Loss)	(233)	3,519	1,100	(26,301)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,214	374	142	68,020
Realized Gain (Loss) on Investments	14,440	4,190	(6,723)	155,198

Net Realized Capital Gains (Losses) on Investments	19,654	4,564	(6,581)	223,218
Net Change in Unrealized Appreciation (Depreciation)	(43,843)	(54,512)	(12,440)	(1,271,836)

Net Gain (Loss) on Investment	(24,189)	(49,948)	(19,021)	(1,048,618)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,422)	(46,429)	(17,921)	(1,074,919)

Increase (Decrease) in Net Assets from Contract Transactions	(7,033)	(79,972)	(5,529)	(581,940)

Total Increase (Decrease) in Net Assets	(31,455)	(126,401)	(23,450)	(1,656,859)

Net Assets as of December 31, 2022:	$116,219	$241,193	$106,378	$1,898,008

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$1,142,313	$1,988,301	$12,507	$18,997

Investment Income:
Reinvested Dividends	34,945	24,834	-	232
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,817	26,424	195	301

Net Investment Income (Loss)	19,128	(1,590)	(195)	(69)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,742	108,185	1,065	3,028
Realized Gain (Loss) on Investments	25,997	196,899	461	39

Net Realized Capital Gains (Losses) on Investments	71,739	305,084	1,526	3,067
Net Change in Unrealized Appreciation (Depreciation)	87,215	125,975	2,012	22

Net Gain (Loss) on Investment	158,954	431,059	3,538	3,089

Net Increase (Decrease) in Net Assets Resulting from Operations	178,082	429,469	3,343	3,020

Increase (Decrease) in Net Assets from Contract Transactions	(61,580)	(508,378)	(1,500)	(104)

Total Increase (Decrease) in Net Assets	116,502	(78,909)	1,843	2,916

Net Assets as of December 31, 2021:	$1,258,815	$1,909,392	$14,350	$21,913

Investment Income:
Reinvested Dividends	32,396	20,149	16	304
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,710	19,158	159	269

Net Investment Income (Loss)	18,686	991	(143)	35

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,352	59,708	651	-
Realized Gain (Loss) on Investments	71,956	49,815	1,427	(1,288)

Net Realized Capital Gains (Losses) on Investments	103,308	109,523	2,078	(1,288)
Net Change in Unrealized Appreciation (Depreciation)	(220,869)	(420,645)	(4,417)	(2,930)

Net Gain (Loss) on Investment	(117,561)	(311,122)	(2,339)	(4,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,875)	(310,131)	(2,482)	(4,183)

Increase (Decrease) in Net Assets from Contract Transactions	(251,090)	(296,956)	(1,758)	(123)

Total Increase (Decrease) in Net Assets	(349,965)	(607,087)	(4,240)	(4,306)

Net Assets as of December 31, 2022:	$908,850	$1,302,305	$10,110	$17,607

See Accompanying Notes.	10

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$-	$140,020	$171,942	$536,359

Investment Income:
Reinvested Dividends	-	902	2,360	6,822
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,247	3,179	7,372

Net Investment Income (Loss)	-	(1,345)	(819)	(550)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	27,319	30,560	178,832
Realized Gain (Loss) on Investments	-	5,252	4,559	16,134

Net Realized Capital Gains (Losses) on Investments	-	32,571	35,119	194,966
Net Change in Unrealized Appreciation (Depreciation)	-	4,721	7,394	(131,619)

Net Gain (Loss) on Investment	-	37,292	42,513	63,347

Net Increase (Decrease) in Net Assets Resulting from Operations	-	35,947	41,694	62,797

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,542)	(4,223)	(37,826)

Total Increase (Decrease) in Net Assets	-	27,405	37,471	24,971

Net Assets as of December 31, 2021:	$-	$167,425	$209,413	$561,330

Investment Income:
Reinvested Dividends	-	1,086	2,712	3,448
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,742	3,028	6,105

Net Investment Income (Loss)	-	(656)	(316)	(2,657)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,853	7,530	-
Realized Gain (Loss) on Investments	-	4,626	32,529	(16,822)

Net Realized Capital Gains (Losses) on Investments	-	10,479	40,059	(16,822)
Net Change in Unrealized Appreciation (Depreciation)	-	(40,878)	(61,191)	(79,474)

Net Gain (Loss) on Investment	-	(30,399)	(21,132)	(96,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(31,055)	(21,448)	(98,953)

Increase (Decrease) in Net Assets from Contract Transactions	-	(28,240)	(7,601)	(75,865)

Total Increase (Decrease) in Net Assets	-	(59,295)	(29,049)	(174,818)

Net Assets as of December 31, 2022:	$-	$108,130	$180,364	$386,512

See Accompanying Notes.	11

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock Impact Mortgage Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$2,207,047	$3,591,003	$580,356	$1,242,123

Investment Income:
Reinvested Dividends	-	32,712	24,286	13,653
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,763	48,851	8,343	14,585

Net Investment Income (Loss)	(31,763)	(16,139)	15,943	(932)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	271,066	297,239	1,835	-
Realized Gain (Loss) on Investments	284,702	26,646	(3,197)	7,891

Net Realized Capital Gains (Losses) on Investments	555,768	323,885	(1,362)	7,891
Net Change in Unrealized Appreciation (Depreciation)	(116,081)	(129,198)	6,634	(40,185)

Net Gain (Loss) on Investment	439,687	194,687	5,272	(32,294)

Net Increase (Decrease) in Net Assets Resulting from Operations	407,924	178,548	21,215	(33,226)

Increase (Decrease) in Net Assets from Contract Transactions	(546,506)	(431,129)	(75,510)	(157,173)

Total Increase (Decrease) in Net Assets	(138,582)	(252,581)	(54,295)	(190,399)

Net Assets as of December 31, 2021:	$2,068,465	$3,338,422	$526,061	$1,051,724

Investment Income:
Reinvested Dividends	-	-	22,849	17,531
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,839	38,331	6,672	10,850

Net Investment Income (Loss)	(22,839)	(38,331)	16,177	6,681

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129,844	145,909	-	-
Realized Gain (Loss) on Investments	(90,600)	(167,288)	(58,758)	(40,296)

Net Realized Capital Gains (Losses) on Investments	39,244	(21,379)	(58,758)	(40,296)
Net Change in Unrealized Appreciation (Depreciation)	(847,800)	(504,411)	(20,071)	(113,913)

Net Gain (Loss) on Investment	(808,556)	(525,790)	(78,829)	(154,209)

Net Increase (Decrease) in Net Assets Resulting from Operations	(831,395)	(564,121)	(62,652)	(147,528)

Increase (Decrease) in Net Assets from Contract Transactions	269,572	(221,275)	(67,525)	(259,949)

Total Increase (Decrease) in Net Assets	(561,823)	(785,396)	(130,177)	(407,477)

Net Assets as of December 31, 2022:	$1,506,642	$2,553,026	$395,884	$644,247

See Accompanying Notes.	12

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$41,853	$5,088	$-	$1,026,807

Investment Income:
Reinvested Dividends	206	144	-	13,025
Investment Expense:
Mortality and Expense Risk and Administrative Charges	684	77	-	16,433

Net Investment Income (Loss)	(478)	67	-	(3,408)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,746	-	-	7,502
Realized Gain (Loss) on Investments	2,006	64	-	121,843

Net Realized Capital Gains (Losses) on Investments	4,752	64	-	129,345
Net Change in Unrealized Appreciation (Depreciation)	(1,095)	344	-	159,411

Net Gain (Loss) on Investment	3,657	408	-	288,756

Net Increase (Decrease) in Net Assets Resulting from Operations	3,179	475	-	285,348

Increase (Decrease) in Net Assets from Contract Transactions	(390)	(278)	-	(56,542)

Total Increase (Decrease) in Net Assets	2,789	197	-	228,806

Net Assets as of December 31, 2021:	$44,642	$5,285	$-	$1,255,613

Investment Income:
Reinvested Dividends	331	104	-	13,239
Investment Expense:
Mortality and Expense Risk and Administrative Charges	586	63	-	14,297

Net Investment Income (Loss)	(255)	41	-	(1,058)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,259
Realized Gain (Loss) on Investments	117	(81)	-	156,226

Net Realized Capital Gains (Losses) on Investments	117	(81)	-	159,485
Net Change in Unrealized Appreciation (Depreciation)	(11,495)	(779)	-	(400,521)

Net Gain (Loss) on Investment	(11,378)	(860)	-	(241,036)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,633)	(819)	-	(242,094)

Increase (Decrease) in Net Assets from Contract Transactions	3,282	(275)	-	(61,575)

Total Increase (Decrease) in Net Assets	(8,351)	(1,094)	-	(303,669)

Net Assets as of December 31, 2022:	$36,291	$4,191	$-	$951,944

See Accompanying Notes.	13

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Large Cap Focus Growth Investor A Shares Subaccount	BlackRock Large Cap Focus Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$76,202	$1,624,934	$-	$3,167,812

Investment Income:
Reinvested Dividends	-	19,264	-	50,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,183	23,637	-	41,591

Net Investment Income (Loss)	(1,183)	(4,373)	-	8,968

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,526	264,577	-	14,012
Realized Gain (Loss) on Investments	4,523	(75,871)	-	4,744

Net Realized Capital Gains (Losses) on Investments	14,049	188,706	-	18,756
Net Change in Unrealized Appreciation (Depreciation)	(1,354)	137,440	-	(98,967)

Net Gain (Loss) on Investment	12,695	326,146	-	(80,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,512	321,773	-	(71,243)

Increase (Decrease) in Net Assets from Contract Transactions	(7,352)	(313,121)	-	(239,447)

Total Increase (Decrease) in Net Assets	4,160	8,652	-	(310,690)

Net Assets as of December 31, 2021:	$80,362	$1,633,586	$-	$2,857,122

Investment Income:
Reinvested Dividends	-	18,733	-	56,768
Investment Expense:
Mortality and Expense Risk and Administrative Charges	935	20,214	-	31,961

Net Investment Income (Loss)	(935)	(1,481)	-	24,807

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,256	126,134	-	-
Realized Gain (Loss) on Investments	(5,257)	(119,348)	-	(246,885)

Net Realized Capital Gains (Losses) on Investments	(4,001)	6,786	-	(246,885)
Net Change in Unrealized Appreciation (Depreciation)	(27,896)	(101,597)	-	(210,669)

Net Gain (Loss) on Investment	(31,897)	(94,811)	-	(457,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,832)	(96,292)	-	(432,747)

Increase (Decrease) in Net Assets from Contract Transactions	8,796	(212,916)	-	(470,270)

Total Increase (Decrease) in Net Assets	(24,036)	(309,208)	-	(903,017)

Net Assets as of December 31, 2022:	$56,326	$1,324,378	$-	$1,954,105

See Accompanying Notes.	14

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2020:	$360,172	$8,516	$7,216	$-

Investment Income:
Reinvested Dividends	1,338	168	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,665	142	109	-

Net Investment Income (Loss)	(4,327)	26	(109)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,665	335	2,470	-
Realized Gain (Loss) on Investments	25,360	287	496	-

Net Realized Capital Gains (Losses) on Investments	39,025	622	2,966	-
Net Change in Unrealized Appreciation (Depreciation)	49,815	2,640	(1,642)	-

Net Gain (Loss) on Investment	88,840	3,262	1,324	-

Net Increase (Decrease) in Net Assets Resulting from Operations	84,513	3,288	1,215	-

Increase (Decrease) in Net Assets from Contract Transactions	(73,047)	(515)	(1,113)	-

Total Increase (Decrease) in Net Assets	11,466	2,773	102	-

Net Assets as of December 31, 2021:	$371,638	$11,289	$7,318	$-

Investment Income:
Reinvested Dividends	1,706	236	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,652	131	88	-

Net Investment Income (Loss)	(2,946)	105	(88)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,064	357	1,053	-
Realized Gain (Loss) on Investments	29,861	1,576	(1,902)	-

Net Realized Capital Gains (Losses) on Investments	52,925	1,933	(849)	-
Net Change in Unrealized Appreciation (Depreciation)	(120,986)	(5,084)	(1,400)	-

Net Gain (Loss) on Investment	(68,061)	(3,151)	(2,249)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(71,007)	(3,046)	(2,337)	-

Increase (Decrease) in Net Assets from Contract Transactions	(16,019)	(558)	628	-

Total Increase (Decrease) in Net Assets	(87,026)	(3,604)	(1,709)	-

Net Assets as of December 31, 2022:	$284,612	$7,685	$5,609	$-

See Accompanying Notes.	15

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Smid Cap Growth Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount

Net Assets as of December 31, 2020:	$837,639	$1,330,790	$165,918	$2,563

Investment Income:
Reinvested Dividends	311	1,821	-	91
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,554	18,728	2,279	37

Net Investment Income (Loss)	(11,243)	(16,907)	(2,279)	54

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,919	235,895	36,382	-
Realized Gain (Loss) on Investments	42,887	(3,016)	3,619	(1)

Net Realized Capital Gains (Losses) on Investments	96,806	232,879	40,001	(1)
Net Change in Unrealized Appreciation (Depreciation)	145,739	(58,934)	(53,487)	24

Net Gain (Loss) on Investment	242,545	173,945	(13,486)	23

Net Increase (Decrease) in Net Assets Resulting from Operations	231,302	157,038	(15,765)	77

Increase (Decrease) in Net Assets from Contract Transactions	(224,727)	(330,282)	(4,018)	418

Total Increase (Decrease) in Net Assets	6,575	(173,244)	(19,783)	495

Net Assets as of December 31, 2021:	$844,214	$1,157,546	$146,135	$3,058

Investment Income:
Reinvested Dividends	4,318	12,186	-	121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,066	11,909	1,342	33

Net Investment Income (Loss)	(4,748)	277	(1,342)	88

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,501	44,394	16,290	-
Realized Gain (Loss) on Investments	(1,710)	(136,956)	(31,073)	(186)

Net Realized Capital Gains (Losses) on Investments	17,791	(92,562)	(14,783)	(186)
Net Change in Unrealized Appreciation (Depreciation)	(156,201)	(125,772)	(50,712)	(5)

Net Gain (Loss) on Investment	(138,410)	(218,334)	(65,495)	(191)

Net Increase (Decrease) in Net Assets Resulting from Operations	(143,158)	(218,057)	(66,837)	(103)

Increase (Decrease) in Net Assets from Contract Transactions	(171,807)	(261,504)	(3,700)	(559)

Total Increase (Decrease) in Net Assets	(314,965)	(479,561)	(70,537)	(662)

Net Assets as of December 31, 2022:	$529,249	$677,985	$75,598	$2,396

See Accompanying Notes.	16

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount

Net Assets as of December 31, 2020:	$80,842	$44,633	$216,989	$337,296

Investment Income:
Reinvested Dividends	865	440	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,240	814	3,431	4,229

Net Investment Income (Loss)	(375)	(374)	(3,431)	(4,229)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,109	6,940	18,781	30,239
Realized Gain (Loss) on Investments	3,228	231	5,114	81,743

Net Realized Capital Gains (Losses) on Investments	8,337	7,171	23,895	111,982
Net Change in Unrealized Appreciation (Depreciation)	9,453	1,613	(17,669)	(39,940)

Net Gain (Loss) on Investment	17,790	8,784	6,226	72,042

Net Increase (Decrease) in Net Assets Resulting from Operations	17,415	8,410	2,795	67,813

Increase (Decrease) in Net Assets from Contract Transactions	(14,615)	(1,058)	(8,971)	(155,105)

Total Increase (Decrease) in Net Assets	2,800	7,352	(6,176)	(87,292)

Net Assets as of December 31, 2021:	$83,642	$51,985	$210,813	$250,004

Investment Income:
Reinvested Dividends	744	582	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,034	785	2,475	2,315

Net Investment Income (Loss)	(290)	(203)	(2,475)	(2,315)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,927	2,698	-	3,222
Realized Gain (Loss) on Investments	14,007	(2,012)	(39,502)	23,181

Net Realized Capital Gains (Losses) on Investments	15,934	686	(39,502)	26,403
Net Change in Unrealized Appreciation (Depreciation)	(18,767)	(5,399)	(24,149)	(88,882)

Net Gain (Loss) on Investment	(2,833)	(4,713)	(63,651)	(62,479)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,123)	(4,916)	(66,126)	(64,794)

Increase (Decrease) in Net Assets from Contract Transactions	(19,538)	(978)	(3,967)	(34,996)

Total Increase (Decrease) in Net Assets	(22,661)	(5,894)	(70,093)	(99,790)

Net Assets as of December 31, 2022:	$60,981	$46,091	$140,720	$150,214

See Accompanying Notes.	17

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity Advisor® Overseas Class A Shares Subaccount	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount

Net Assets as of December 31, 2020:	$12,378	$1,907	$29,329	$20,529

Investment Income:
Reinvested Dividends	-	10	376	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67	28	373	288

Net Investment Income (Loss)	(67)	(18)	3	(288)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21	263	-	4,703
Realized Gain (Loss) on Investments	6,381	17	2,769	181

Net Realized Capital Gains (Losses) on Investments	6,402	280	2,769	4,884
Net Change in Unrealized Appreciation (Depreciation)	(5,537)	143	(1,527)	(2,462)

Net Gain (Loss) on Investment	865	423	1,242	2,422

Net Increase (Decrease) in Net Assets Resulting from Operations	798	405	1,245	2,134

Increase (Decrease) in Net Assets from Contract Transactions	(12,169)	(9)	(7,892)	(80)

Total Increase (Decrease) in Net Assets	(11,371)	396	(6,647)	2,054

Net Assets as of December 31, 2021:	$1,007	$2,303	$22,682	$22,583

Investment Income:
Reinvested Dividends	-	-	154	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5	12	263	221

Net Investment Income (Loss)	(5)	(12)	(109)	(221)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,064
Realized Gain (Loss) on Investments	91	293	192	268

Net Realized Capital Gains (Losses) on Investments	91	293	192	1,332
Net Change in Unrealized Appreciation (Depreciation)	(348)	(591)	(2,994)	(8,278)

Net Gain (Loss) on Investment	(257)	(298)	(2,802)	(6,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	(262)	(310)	(2,911)	(7,167)

Increase (Decrease) in Net Assets from Contract Transactions	(745)	(1,993)	(3,133)	(1,592)

Total Increase (Decrease) in Net Assets	(1,007)	(2,303)	(6,044)	(8,759)

Net Assets as of December 31, 2022:	$-	$-	$16,638	$13,824

See Accompanying Notes.	18

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2020:	$63,609	$14,281	$1,718,844	$192,304

Investment Income:
Reinvested Dividends	-	57	25,892	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,149	206	25,526	2,725

Net Investment Income (Loss)	(2,149)	(149)	366	(2,725)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,697	2,329	123,045	34,493
Realized Gain (Loss) on Investments	2,929	120	99,489	5,439

Net Realized Capital Gains (Losses) on Investments	56,626	2,449	222,534	39,932
Net Change in Unrealized Appreciation (Depreciation)	(23,732)	1,309	278,193	(3,915)

Net Gain (Loss) on Investment	32,894	3,758	500,727	36,017

Net Increase (Decrease) in Net Assets Resulting from Operations	30,745	3,609	501,093	33,292

Increase (Decrease) in Net Assets from Contract Transactions	149,689	(821)	(439,099)	(11,517)

Total Increase (Decrease) in Net Assets	180,434	2,788	61,994	21,775

Net Assets as of December 31, 2021:	$244,043	$17,069	$1,780,838	$214,079

Investment Income:
Reinvested Dividends	-	98	25,657	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,450	185	21,663	2,093

Net Investment Income (Loss)	(2,450)	(87)	3,994	(2,093)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,418	414	132,557	-
Realized Gain (Loss) on Investments	(78,098)	(166)	255,461	611

Net Realized Capital Gains (Losses) on Investments	(76,680)	248	388,018	611
Net Change in Unrealized Appreciation (Depreciation)	1,969	(3,853)	(402,151)	(66,903)

Net Gain (Loss) on Investment	(74,711)	(3,605)	(14,133)	(66,292)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77,161)	(3,692)	(10,139)	(68,385)

Increase (Decrease) in Net Assets from Contract Transactions	(3,845)	(847)	(497,561)	(25,292)

Total Increase (Decrease) in Net Assets	(81,006)	(4,539)	(507,700)	(93,677)

Net Assets as of December 31, 2022:	$163,037	$12,530	$1,273,138	$120,402

See Accompanying Notes.	19

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco Equity and Income Class A Shares Subaccount	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount

Net Assets as of December 31, 2020:	$254,854	$28,976	$165,084	$179,151

Investment Income:
Reinvested Dividends	2,456	815	-	1,224
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,859	379	1,785	2,680

Net Investment Income (Loss)	(403)	436	(1,785)	(1,456)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,068	-	3,012	33,870
Realized Gain (Loss) on Investments	31,630	62	45,604	5,858

Net Realized Capital Gains (Losses) on Investments	44,698	62	48,616	39,728
Net Change in Unrealized Appreciation (Depreciation)	(5,988)	(161)	(25,391)	7,050

Net Gain (Loss) on Investment	38,710	(99)	23,225	46,778

Net Increase (Decrease) in Net Assets Resulting from Operations	38,307	337	21,440	45,322

Increase (Decrease) in Net Assets from Contract Transactions	(173,909)	(105)	(141,562)	(7,310)

Total Increase (Decrease) in Net Assets	(135,602)	232	(120,122)	38,012

Net Assets as of December 31, 2021:	$119,252	$29,208	$44,962	$217,163

Investment Income:
Reinvested Dividends	1,848	-	-	1,729
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,373	356	371	2,412

Net Investment Income (Loss)	475	(356)	(371)	(683)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,474	663	2,037	5,785
Realized Gain (Loss) on Investments	(444)	27	2,115	(5,978)

Net Realized Capital Gains (Losses) on Investments	4,030	690	4,152	(193)
Net Change in Unrealized Appreciation (Depreciation)	(15,085)	(2,808)	(17,585)	(44,566)

Net Gain (Loss) on Investment	(11,055)	(2,118)	(13,433)	(44,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,580)	(2,474)	(13,804)	(45,442)

Increase (Decrease) in Net Assets from Contract Transactions	(10,078)	(139)	(14,894)	(4,232)

Total Increase (Decrease) in Net Assets	(20,658)	(2,613)	(28,698)	(49,674)

Net Assets as of December 31, 2022:	$98,594	$26,595	$16,264	$167,489

See Accompanying Notes.	20

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount

Net Assets as of December 31, 2020:	$88,479	$5,460	$1,273,876	$48,771

Investment Income:
Reinvested Dividends	207	40	8,774	231
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,416	97	18,813	774

Net Investment Income (Loss)	(1,209)	(57)	(10,039)	(543)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,026	545	163,739	4,512
Realized Gain (Loss) on Investments	1,048	38	118,217	3,822

Net Realized Capital Gains (Losses) on Investments	17,074	583	281,956	8,334
Net Change in Unrealized Appreciation (Depreciation)	2,650	1,307	(91,746)	2,433

Net Gain (Loss) on Investment	19,724	1,890	190,210	10,767

Net Increase (Decrease) in Net Assets Resulting from Operations	18,515	1,833	180,171	10,224

Increase (Decrease) in Net Assets from Contract Transactions	(4,940)	(52)	(224,966)	(5,272)

Total Increase (Decrease) in Net Assets	13,575	1,781	(44,795)	4,952

Net Assets as of December 31, 2021:	$102,054	$7,241	$1,229,081	$53,723

Investment Income:
Reinvested Dividends	91	49	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,098	101	15,222	618

Net Investment Income (Loss)	(1,007)	(52)	(15,222)	(618)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,484	592	92,511	23
Realized Gain (Loss) on Investments	6,582	1,189	68,918	(187)

Net Realized Capital Gains (Losses) on Investments	9,066	1,781	161,429	(164)
Net Change in Unrealized Appreciation (Depreciation)	(22,140)	(1,735)	(360,521)	(18,421)

Net Gain (Loss) on Investment	(13,074)	46	(199,092)	(18,585)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,081)	(6)	(214,314)	(19,203)

Increase (Decrease) in Net Assets from Contract Transactions	(18,348)	(65)	(84,871)	4,865

Total Increase (Decrease) in Net Assets	(32,429)	(71)	(299,185)	(14,338)

Net Assets as of December 31, 2022:	$69,625	$7,170	$929,896	$39,385

See Accompanying Notes.	21

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount

Net Assets as of December 31, 2020:	$10,893	$26,964	$673,316	$734,653

Investment Income:
Reinvested Dividends	-	461	22,284	4,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166	453	9,211	10,537

Net Investment Income (Loss)	(166)	8	13,073	(5,642)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,452	785	2,333	48,945
Realized Gain (Loss) on Investments	657	232	2,093	133,996

Net Realized Capital Gains (Losses) on Investments	2,109	1,017	4,426	182,941
Net Change in Unrealized Appreciation (Depreciation)	(2,687)	5,585	(5,128)	7,357

Net Gain (Loss) on Investment	(578)	6,602	(702)	190,298

Net Increase (Decrease) in Net Assets Resulting from Operations	(744)	6,610	12,371	184,656

Increase (Decrease) in Net Assets from Contract Transactions	1,030	(526)	(23,993)	(237,201)

Total Increase (Decrease) in Net Assets	286	6,084	(11,622)	(52,545)

Net Assets as of December 31, 2021:	$11,179	$33,048	$661,694	$682,108

Investment Income:
Reinvested Dividends	-	527	21,424	5,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	435	6,838	7,996

Net Investment Income (Loss)	(133)	92	14,586	(2,587)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37	1,611	882	37,353
Realized Gain (Loss) on Investments	(2,255)	2,792	(48,411)	60,102

Net Realized Capital Gains (Losses) on Investments	(2,218)	4,403	(47,529)	97,455
Net Change in Unrealized Appreciation (Depreciation)	(1,503)	(8,158)	(57,746)	(178,195)

Net Gain (Loss) on Investment	(3,721)	(3,755)	(105,275)	(80,740)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,854)	(3,663)	(90,689)	(83,327)

Increase (Decrease) in Net Assets from Contract Transactions	1,236	(620)	(261,387)	(64,279)

Total Increase (Decrease) in Net Assets	(2,618)	(4,283)	(352,076)	(147,606)

Net Assets as of December 31, 2022:	$8,561	$28,765	$309,618	$534,502

See Accompanying Notes.	22

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2020:	$950,597	$1,039,469	$630,567	$299,254

Investment Income:
Reinvested Dividends	-	-	5,839	66,182
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,078	13,660	7,842	4,560

Net Investment Income (Loss)	(12,078)	(13,660)	(2,003)	61,622

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,569	36,745	-	-
Realized Gain (Loss) on Investments	185,393	109,330	44,901	(10,481)

Net Realized Capital Gains (Losses) on Investments	211,962	146,075	44,901	(10,481)
Net Change in Unrealized Appreciation (Depreciation)	(12,630)	(7,247)	17,031	33,339

Net Gain (Loss) on Investment	199,332	138,828	61,932	22,858

Net Increase (Decrease) in Net Assets Resulting from Operations	187,254	125,168	59,929	84,480

Increase (Decrease) in Net Assets from Contract Transactions	(287,468)	(140,639)	(134,128)	(93,799)

Total Increase (Decrease) in Net Assets	(100,214)	(15,471)	(74,199)	(9,319)

Net Assets as of December 31, 2021:	$850,383	$1,023,998	$556,368	$289,935

Investment Income:
Reinvested Dividends	-	-	6,047	90,264
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,884	10,015	5,960	3,864

Net Investment Income (Loss)	(8,884)	(10,015)	87	86,400

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,944	-	-	-
Realized Gain (Loss) on Investments	21,416	67,669	6,178	42,596

Net Realized Capital Gains (Losses) on Investments	28,360	67,669	6,178	42,596
Net Change in Unrealized Appreciation (Depreciation)	(300,957)	(381,745)	(108,544)	(96,128)

Net Gain (Loss) on Investment	(272,597)	(314,076)	(102,366)	(53,532)

Net Increase (Decrease) in Net Assets Resulting from Operations	(281,481)	(324,091)	(102,279)	32,868

Increase (Decrease) in Net Assets from Contract Transactions	62,478	(121,171)	(23,821)	(98,190)

Total Increase (Decrease) in Net Assets	(219,003)	(445,262)	(126,100)	(65,322)

Net Assets as of December 31, 2022:	$631,380	$578,736	$430,268	$224,613

See Accompanying Notes.	23

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount

Net Assets as of December 31, 2020:	$1,386,419	$938,782	$3,529,150	$20,752

Investment Income:
Reinvested Dividends	7,064	41,947	66,770	27
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,634	13,538	47,924	332

Net Investment Income (Loss)	(12,570)	28,409	18,846	(305)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,287
Realized Gain (Loss) on Investments	(3,997)	24,127	(15,780)	200

Net Realized Capital Gains (Losses) on Investments	(3,997)	24,127	(15,780)	3,487
Net Change in Unrealized Appreciation (Depreciation)	(15,407)	(20,259)	(90,420)	2,080

Net Gain (Loss) on Investment	(19,404)	3,868	(106,200)	5,567

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,974)	32,277	(87,354)	5,262

Increase (Decrease) in Net Assets from Contract Transactions	(101,715)	(121,502)	(157,114)	(2,241)

Total Increase (Decrease) in Net Assets	(133,689)	(89,225)	(244,468)	3,021

Net Assets as of December 31, 2021:	$1,252,730	$849,557	$3,284,682	$23,773

Investment Income:
Reinvested Dividends	17,704	53,438	96,641	95
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,737	10,706	38,357	272

Net Investment Income (Loss)	1,967	42,732	58,284	(177)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,526	-	570
Realized Gain (Loss) on Investments	(73,999)	(37,224)	(329,958)	149

Net Realized Capital Gains (Losses) on Investments	(73,999)	(34,698)	(329,958)	719
Net Change in Unrealized Appreciation (Depreciation)	(8,003)	(115,144)	(231,296)	(5,125)

Net Gain (Loss) on Investment	(82,002)	(149,842)	(561,254)	(4,406)

Net Increase (Decrease) in Net Assets Resulting from Operations	(80,035)	(107,110)	(502,970)	(4,583)

Increase (Decrease) in Net Assets from Contract Transactions	(235,916)	(108,383)	(439,731)	(2,673)

Total Increase (Decrease) in Net Assets	(315,951)	(215,493)	(942,701)	(7,256)

Net Assets as of December 31, 2022:	$936,779	$634,064	$2,341,981	$16,517

See Accompanying Notes.	24

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Pioneer High Yield Class A Shares Subaccount	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam Growth Opportunities Class A Shares Subaccount

Net Assets as of December 31, 2020:	$7,421	$7,109	$-	$21,802

Investment Income:
Reinvested Dividends	332	80	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	113	111	-	304

Net Investment Income (Loss)	219	(31)	-	(304)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	229	-	2,085
Realized Gain (Loss) on Investments	(40)	(79)	-	905

Net Realized Capital Gains (Losses) on Investments	(40)	150	-	2,990
Net Change in Unrealized Appreciation (Depreciation)	146	2,429	-	1,798

Net Gain (Loss) on Investment	106	2,579	-	4,788

Net Increase (Decrease) in Net Assets Resulting from Operations	325	2,548	-	4,484

Increase (Decrease) in Net Assets from Contract Transactions	256	(1,339)	-	(1,224)

Total Increase (Decrease) in Net Assets	581	1,209	-	3,260

Net Assets as of December 31, 2021:	$8,002	$8,318	$-	$25,062

Investment Income:
Reinvested Dividends	347	113	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96	90	-	253

Net Investment Income (Loss)	251	23	-	(253)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	170	-	1,177
Realized Gain (Loss) on Investments	(986)	(904)	-	603

Net Realized Capital Gains (Losses) on Investments	(986)	(734)	-	1,780
Net Change in Unrealized Appreciation (Depreciation)	(220)	(1,834)	-	(9,310)

Net Gain (Loss) on Investment	(1,206)	(2,568)	-	(7,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	(955)	(2,545)	-	(7,783)

Increase (Decrease) in Net Assets from Contract Transactions	(1,277)	(395)	-	(1,114)

Total Increase (Decrease) in Net Assets	(2,232)	(2,940)	-	(8,897)

Net Assets as of December 31, 2022:	$5,770	$5,378	$-	$16,165

See Accompanying Notes.	25

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Value Class A Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount

Net Assets as of December 31, 2020:	$882,611	$48,528	$183,120	$-

Investment Income:
Reinvested Dividends	11,510	659	3,913	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,674	724	2,701	-

Net Investment Income (Loss)	(164)	(65)	1,212	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	89,272	3,337	-	-
Realized Gain (Loss) on Investments	42,043	470	(952)	-

Net Realized Capital Gains (Losses) on Investments	131,315	3,807	(952)	-
Net Change in Unrealized Appreciation (Depreciation)	(64,956)	8,401	37,129	-

Net Gain (Loss) on Investment	66,359	12,208	36,177	-

Net Increase (Decrease) in Net Assets Resulting from Operations	66,195	12,143	37,389	-

Increase (Decrease) in Net Assets from Contract Transactions	(112,711)	(1,066)	(2,823)	-

Total Increase (Decrease) in Net Assets	(46,516)	11,077	34,566	-

Net Assets as of December 31, 2021:	$836,095	$59,605	$217,686	$-

Investment Income:
Reinvested Dividends	-	999	3,575	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,083	731	2,504	-

Net Investment Income (Loss)	(9,083)	268	1,071	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,743	6,752	-
Realized Gain (Loss) on Investments	2,161	439	(6,620)	-

Net Realized Capital Gains (Losses) on Investments	2,161	3,182	132	-
Net Change in Unrealized Appreciation (Depreciation)	(126,851)	(6,039)	(29,508)	-

Net Gain (Loss) on Investment	(124,690)	(2,857)	(29,376)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(133,773)	(2,589)	(28,305)	-

Increase (Decrease) in Net Assets from Contract Transactions	(60,456)	(1,093)	(2,923)	-

Total Increase (Decrease) in Net Assets	(194,229)	(3,682)	(31,228)	-

Net Assets as of December 31, 2022:	$641,866	$55,923	$186,458	$-

See Accompanying Notes.	26

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Asset Allocation - Moderate Class A Shares Subaccount	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Bond Class A Shares Subaccount

Net Assets as of December 31, 2020:	$-	$-	$363,452	$-

Investment Income:
Reinvested Dividends	-	-	11	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	6,109	-

Net Investment Income (Loss)	-	-	(6,098)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(6,098)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(57,774)	-

Total Increase (Decrease) in Net Assets	-	-	(63,872)	-

Net Assets as of December 31, 2021:	$-	$-	$299,580	$-

Investment Income:
Reinvested Dividends	-	-	7,360	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	6,023	-

Net Investment Income (Loss)	-	-	1,337	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,337	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	186,001	-

Total Increase (Decrease) in Net Assets	-	-	187,338	-

Net Assets as of December 31, 2022:	$-	$-	$486,918	$-

See Accompanying Notes.	27

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Class A Shares Subaccount

Net Assets as of December 31, 2020:	$4,766,342	$133,341	$-	$-

Investment Income:
Reinvested Dividends	57,047	751	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,710	1,773	-	-

Net Investment Income (Loss)	(11,663)	(1,022)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,038	-	-
Realized Gain (Loss) on Investments	101,966	5,878	-	-

Net Realized Capital Gains (Losses) on Investments	101,966	7,916	-	-
Net Change in Unrealized Appreciation (Depreciation)	336,159	27,075	-	-

Net Gain (Loss) on Investment	438,125	34,991	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	426,462	33,969	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(636,664)	(34,285)	-	-

Total Increase (Decrease) in Net Assets	(210,202)	(316)	-	-

Net Assets as of December 31, 2021:	$4,556,140	$133,025	$-	$-

Investment Income:
Reinvested Dividends	113,528	694	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,022	1,600	-	-

Net Investment Income (Loss)	59,506	(906)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	198,802	23,398	-	-
Realized Gain (Loss) on Investments	(119,326)	54	-	-

Net Realized Capital Gains (Losses) on Investments	79,476	23,452	-	-
Net Change in Unrealized Appreciation (Depreciation)	(1,093,036)	(35,326)	-	-

Net Gain (Loss) on Investment	(1,013,560)	(11,874)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(954,054)	(12,780)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(255,866)	(1,590)	-	-

Total Increase (Decrease) in Net Assets	(1,209,920)	(14,370)	-	-

Net Assets as of December 31, 2022:	$3,346,220	$118,655	$-	$-

See Accompanying Notes.	28

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2020:	$1,318,715	$2,789,398	$165,944	$50,026

Investment Income:
Reinvested Dividends	710	30,956	-	869
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,799	40,052	2,158	706

Net Investment Income (Loss)	(19,089)	(9,096)	(2,158)	163

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	127,552	383,918	17,481	-
Realized Gain (Loss) on Investments	85,808	(192,324)	18,755	3,797

Net Realized Capital Gains (Losses) on Investments	213,360	191,594	36,236	3,797
Net Change in Unrealized Appreciation (Depreciation)	117,980	339,846	(19,520)	1,612

Net Gain (Loss) on Investment	331,340	531,440	16,716	5,409

Net Increase (Decrease) in Net Assets Resulting from Operations	312,251	522,344	14,558	5,572

Increase (Decrease) in Net Assets from Contract Transactions	(355,608)	(647,444)	(84,881)	(25,050)

Total Increase (Decrease) in Net Assets	(43,357)	(125,100)	(70,323)	(19,478)

Net Assets as of December 31, 2021:	$1,275,358	$2,664,298	$95,621	$30,548

Investment Income:
Reinvested Dividends	5,676	40,249	-	796
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,202	32,080	1,102	390

Net Investment Income (Loss)	(10,526)	8,169	(1,102)	406

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	81,416	-	27,618	1,030
Realized Gain (Loss) on Investments	172,986	(424,415)	(9,683)	(621)

Net Realized Capital Gains (Losses) on Investments	254,402	(424,415)	17,935	409
Net Change in Unrealized Appreciation (Depreciation)	(361,389)	80,211	(39,082)	(5,646)

Net Gain (Loss) on Investment	(106,987)	(344,204)	(21,147)	(5,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	(117,513)	(336,035)	(22,249)	(4,831)

Increase (Decrease) in Net Assets from Contract Transactions	(187,781)	(307,245)	(4,991)	(1,320)

Total Increase (Decrease) in Net Assets	(305,294)	(643,280)	(27,240)	(6,151)

Net Assets as of December 31, 2022:	$970,064	$2,021,018	$68,381	$24,397

See Accompanying Notes.	29

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2020:	$1,528,936	$-	$140,086	$244,241

Investment Income:
Reinvested Dividends	-	-	2,086	2,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,093	-	2,389	3,651

Net Investment Income (Loss)	(23,093)	-	(303)	(756)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	182,399	-	8,072	19,089
Realized Gain (Loss) on Investments	176,462	-	(1,771)	(14,497)

Net Realized Capital Gains (Losses) on Investments	358,861	-	6,301	4,592
Net Change in Unrealized Appreciation (Depreciation)	(75,519)	-	30,288	50,399

Net Gain (Loss) on Investment	283,342	-	36,589	54,991

Net Increase (Decrease) in Net Assets Resulting from Operations	260,249	-	36,286	54,235

Increase (Decrease) in Net Assets from Contract Transactions	(309,385)	-	(7,900)	(18,934)

Total Increase (Decrease) in Net Assets	(49,136)	-	28,386	35,301

Net Assets as of December 31, 2021:	$1,479,800	$-	$168,472	$279,542

Investment Income:
Reinvested Dividends	-	-	2,345	2,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,907	-	2,232	3,005

Net Investment Income (Loss)	(17,907)	-	113	(941)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,615	-	19,373	29,426
Realized Gain (Loss) on Investments	(60,735)	-	(6,458)	(59,270)

Net Realized Capital Gains (Losses) on Investments	(15,120)	-	12,915	(29,844)
Net Change in Unrealized Appreciation (Depreciation)	(455,060)	-	(37,670)	(16,534)

Net Gain (Loss) on Investment	(470,180)	-	(24,755)	(46,378)

Net Increase (Decrease) in Net Assets Resulting from Operations	(488,087)	-	(24,642)	(47,319)

Increase (Decrease) in Net Assets from Contract Transactions	107,621	-	(8,780)	(39,853)

Total Increase (Decrease) in Net Assets	(380,466)	-	(33,422)	(87,172)

Net Assets as of December 31, 2022:	$1,099,334	$-	$135,050	$192,370

See Accompanying Notes.	30

(1) See Footnote 1

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY and Merrill Lynch IRA Annuity® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America Fund® Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Fund Class N Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Fund Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Fund Investor A Shares
BlackRock Impact Mortgage Investor A Shares	BlackRock Impact Mortgage Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares

31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Investor Fund A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Fund Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Fund Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Class Fund A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares

32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income VP Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Virtus Funds
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares

33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019
TA Morgan Stanley Capital Growth Service Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
BlackRock Impact Mortgage Investor A Shares	BlackRock U.S. Government Bond Investor A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Class A Shares

34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

35

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

3.  Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$101,584	$105,039

AB International Value Class A Shares	51,717	55,263

AB Large Cap Growth Class A Shares	2,278	3,907

AB Relative Value Class A Shares	17,466	43,189

AB Value Class A Shares	1	-

American Funds - EuroPacific Growth Fund® Class F -1 Shares	147,760	154,978

American Funds - Growth Fund of America® Class F -1 Shares	628,480	641,645

American Funds - Income Fund of America® Class F -1 Shares	184,143	181,970

American Funds - Investment Company of America® Class F -1 Shares	121,318	123,366

American Funds - The Bond Fund of America® Class A Shares	7,608	83,693

American Funds - The Bond Fund of America® Class F -1 Shares	113,967	118,173

American Funds - The Growth Fund of America® Class A Shares	74,117	614,302

American Funds - The Income Fund of America® Class A Shares	63,749	264,799

American Funds - The Investment Company of America® Class A Shares	79,857	316,114

AMG Renaissance Large Cap Growth Class N Shares	11,298	12,527

BlackRock Advantage Global Investor A Shares	17,959	18,048

BlackRock Advantage International Investor A Shares	-	-

BlackRock Advantage Large Cap Core Investor A Shares	117,641	140,684

BlackRock Advantage Large Cap Value Investor A Shares	184,687	185,074

BlackRock Advantage SMID Investor A Shares	23,840	102,363

BlackRock Capital Appreciation Investor A Shares	1,340,626	964,009

BlackRock Global Allocation Investor A Shares	1,436,175	1,549,871

BlackRock High Yield Bond Investor A Shares	466,209	516,756

BlackRock Impact Mortgage Investor A Shares	82,443	335,827

BlackRock International Investor A Shares	43,470	40,442

BlackRock iShares MSCI EAFE International Index Investor A Shares	4,213	4,446

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-

BlackRock iShares S&P 500 Index Investor A Shares	438,392	497,774

BlackRock Large Cap Focus Growth Investor A Shares	73,459	64,343

BlackRock Large Cap Focus Value Investor A Shares	929,029	1,017,292

BlackRock Low Duration Bond Investor A Shares	-	-

BlackRock Total Return Investor A Shares	1,285,533	1,730,014

BNY Mellon Appreciation Investor Shares	323,067	318,965

Cohen & Steers Real Estate Securities Class A Shares	8,889	8,986

Columbia Large Cap Growth Opportunity Class A Shares	7,880	6,286

Columbia Select Mid Cap Growth Class A Shares	-	-

Columbia Select Small Cap Value Class A Shares	44,937	201,988

36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

3.  Investments (continued)

Subaccount	Purchases	Sales

Davis New York Venture Class A Shares	$190,827	$407,662

Delaware Smid Cap Growth Class A Shares	81,081	69,823

Eaton Vance Floating-Rate Class A Shares	2,654	3,122

Eaton Vance Large-Cap Value Class A Shares	68,856	86,757

Federated Hermes Equity Income Class A Shares	48,632	47,123

Federated Hermes Kaufmann Class A Shares	151,984	158,430

Fidelity Advisor® Equity Growth Class A Shares	66,937	101,025

Fidelity Advisor® Overseas Class A Shares	-	751

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	2	2,006

Franklin Templeton Growth Class A Shares	10,621	13,864

Invesco American Franchise Fund Class A Shares	1,065	1,810

Invesco Capital Appreciation Class A Shares	171,060	175,918

Invesco Charter Class A Shares	512	1,026

Invesco Comstock Class A Shares	940,291	1,301,301

Invesco Discovery Mid Cap Growth Class A Shares	14,977	42,361

Invesco Equity and Income Class A Shares	6,322	11,450

Invesco Fundamental Alternatives Class A Shares	663	496

Invesco Global Class A Shares	2,037	15,264

Invesco Main Street Class A Shares	56,726	55,857

Invesco Main Street Mid Cap Class A Shares	71,601	88,474

Invesco Value Opportunities Class A Shares	7,317	6,842

Janus Henderson Enterprise Class A Shares	1,073,691	1,081,276

Janus Henderson Forty Class A Shares	45,618	41,346

JPMorgan Small Cap Growth Class A Shares	10,500	9,360

Lord Abbett Affiliated Class A Shares	29,205	28,123

Lord Abbett Bond-Debenture Class A Shares	287,950	533,588

Lord Abbett Mid Cap Stock Class A Shares	185,249	214,763

MFS® Growth Class A Shares	113,128	52,590

MFS® Mid Cap Growth Class A Shares	81,042	212,215

MFS® Research International Class A Shares	19,556	43,289

PIMCO CommodityRealReturn Strategy Class A Shares	378,557	390,348

PIMCO Low Duration Class A Shares	1,172,695	1,406,126

PIMCO Real Return Class A Shares	797,888	859,274

PIMCO Total Return Class A Shares	1,702,800	2,083,202

Pioneer Class A Shares	18,165	20,443

Pioneer High Yield Class A Shares	7,063	8,080

Pioneer Real Estate Shares Class A Shares	6,090	6,292

37

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

3.  Investments (continued)

Subaccount	Purchases	Sales

Pioneer Select Mid Cap Growth Class A Shares	$-	$-

Putnam Growth Opportunities Class A Shares	1,177	1,369

Putnam International Equity Class A Shares	24,599	94,138

Putnam Large Cap Value Class A Shares	3,742	1,825

TA Aegon Sustainable Equity Income Service Class	31,959	27,060

TA Asset Allocation - Conservative Class A Shares	-	-

TA Asset Allocation - Moderate Class A Shares	-	-

TA Asset Allocation - Moderate Growth Class A Shares	-	-

TA BlackRock Government Money Market Initial Class	716,861	529,511

TA Bond Class A Shares	-	-

TA International Focus Initial Class	3,320,375	3,317,934

TA JPMorgan Mid Cap Value Service Class	24,092	3,191

TA Morgan Stanley Capital Growth Service Class	-	-

TA Multi-Managed Balanced Class A Shares	-	-

TA Small/Mid Cap Value Class A Shares	1,130,859	1,247,714

TA Sustainable Equity Income Class A Shares	1,475,594	1,774,667

TA T. Rowe Price Small Cap Service Class	97,968	76,443

TA TS&W International Equity Service Class	26,448	26,333

TA US Growth Class A Shares	1,317,082	1,181,749

TA WMC US Growth Service Class	-	-

Virtus AllianzGI Dividend Value Class A Shares	160,311	149,556

Virtus AllianzGI Small-Cap Value Class A Shares	92,982	104,348

38

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Discovery Value Class A Shares	3,117	(3,367)	(250)	7	(442)	(435)

AB International Value Class A Shares	8,624	(9,048)	(424)	126	(1,096)	(970)

AB Large Cap Growth Class A Shares	3	(13)	(10)	-	(28)	(28)

AB Relative Value Class A Shares	-	(901)	(901)	26	(4,024)	(3,998)

AB Value Class A Shares	-	-	-	-	-	-

American Funds - EuroPacific Growth Fund® Class F -1 Shares	6,468	(6,767)	(299)	-	(2,081)	(2,081)

American Funds - Growth Fund of America® Class F -1 Shares	16,337	(16,940)	(603)	-	(3,730)	(3,730)

American Funds - Income Fund of America® Class F -1 Shares	7,109	(7,364)	(255)	-	(228)	(228)

American Funds - Investment Company of America® Class F -1 Shares	3,790	(4,002)	(212)	-	(187)	(187)

American Funds - The Bond Fund of America® Class A Shares	-	(5,022)	(5,022)	-	(7,047)	(7,047)

American Funds - The Bond Fund of America® Class F -1 Shares	9,171	(9,605)	(434)	-	(2,882)	(2,882)

American Funds - The Growth Fund of America® Class A Shares	-	(9,911)	(9,911)	-	(10,008)	(10,008)

American Funds - The Income Fund of America® Class A Shares	-	(6,929)	(6,929)	-	(1,630)	(1,630)

American Funds - The Investment Company of America® Class A Shares	-	(6,535)	(6,535)	-	(10,228)	(10,228)

AMG Renaissance Large Cap Growth Class N Shares	675	(772)	(97)	19	(101)	(82)

BlackRock Advantage Global Investor A Shares	600	(604)	(4)	-	(3)	(3)

BlackRock Advantage International Investor A Shares	-	-	-	-	-	-

BlackRock Advantage Large Cap Core Investor A Shares	3,426	(4,142)	(716)	4	(236)	(232)

BlackRock Advantage Large Cap Value Investor A Shares	6,853	(7,130)	(277)	17	(168)	(151)

BlackRock Advantage SMID Investor A Shares	768	(2,430)	(1,662)	14	(745)	(731)

BlackRock Capital Appreciation Investor A Shares	32,702	(26,048)	6,654	1,493	(10,591)	(9,098)

BlackRock Global Allocation Investor A Shares	56,815	(64,317)	(7,502)	2,279	(13,087)	(10,808)

BlackRock High Yield Bond Investor A Shares	30,587	(35,106)	(4,519)	2,809	(7,387)	(4,578)

BlackRock Impact Mortgage Investor A Shares	6,490	(33,633)	(27,143)	8,820	(22,995)	(14,175)

BlackRock International Investor A Shares	3,242	(3,013)	229	202	(218)	(16)

BlackRock iShares MSCI EAFE International Index Investor A Shares	256	(272)	(16)	-	(14)	(14)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-

BlackRock iShares S&P 500 Index Investor A Shares	17,092	(19,429)	(2,337)	5,519	(6,930)	(1,411)

39

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Large Cap Focus Growth Investor A Shares	6,352	(5,644)	708	247	(668)	(421)

BlackRock Large Cap Focus Value Investor A Shares	28,622	(35,407)	(6,785)	1,401	(10,985)	(9,584)

BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-

BlackRock Total Return Investor A Shares	94,896	(128,800)	(33,904)	22,137	(36,885)	(14,748)

BNY Mellon Appreciation Investor Shares	9,305	(9,781)	(476)	93	(1,986)	(1,893)

Cohen & Steers Real Estate Securities Class A Shares	276	(294)	(18)	-	(15)	(15)

Columbia Large Cap Growth Opportunity Class A Shares	366	(336)	30	5	(49)	(44)

Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-

Columbia Select Small Cap Value Class A Shares	467	(4,162)	(3,695)	154	(4,369)	(4,215)

Davis New York Venture Class A Shares	5,515	(12,907)	(7,392)	705	(9,750)	(9,045)

Delaware Smid Cap Growth Class A Shares	2,218	(2,315)	(97)	37	(102)	(65)

Eaton Vance Floating-Rate Class A Shares	173	(210)	(37)	29	(1)	28

Eaton Vance Large-Cap Value Class A Shares	3,270	(4,155)	(885)	113	(795)	(682)

Federated Hermes Equity Income Class A Shares	2,769	(2,826)	(57)	3	(61)	(58)

Federated Hermes Kaufmann Class A Shares	4,891	(5,020)	(129)	213	(383)	(170)

Fidelity Advisor® Equity Growth Class A Shares	972	(1,603)	(631)	304	(2,388)	(2,084)

Fidelity Advisor® Overseas Class A Shares	-	(27)	(27)	-	(357)	(357)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(41)	(41)	-	-	-

Franklin Templeton Growth Class A Shares	690	(861)	(171)	35	(331)	(296)

Invesco American Franchise Fund Class A Shares	-	(71)	(71)	-	(3)	(3)

Invesco Capital Appreciation Class A Shares	5,686	(5,788)	(102)	4,036	(145)	3,891

Invesco Charter Class A Shares	-	(34)	(34)	-	(29)	(29)

Invesco Comstock Class A Shares	26,419	(38,666)	(12,247)	553	(13,696)	(13,143)

Invesco Discovery Mid Cap Growth Class A Shares	1,143	(3,189)	(2,046)	18	(656)	(638)

Invesco Equity and Income Class A Shares	-	(281)	(281)	16	(4,547)	(4,531)

Invesco Fundamental Alternatives Class A Shares	-	(9)	(9)	-	(6)	(6)

Invesco Global Class A Shares	-	(334)	(334)	21	(2,329)	(2,308)

Invesco Main Street Class A Shares	1,607	(1,695)	(88)	-	(163)	(163)

40

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco Main Street Mid Cap Class A Shares	2,344	(2,875)	(531)	13	(155)	(142)

Invesco Value Opportunities Class A Shares	2,968	(2,994)	(26)	-	(23)	(23)

Janus Henderson Enterprise Class A Shares	20,402	(22,077)	(1,675)	522	(4,431)	(3,909)

Janus Henderson Forty Class A Shares	1,309	(1,186)	123	42	(141)	(99)

JPMorgan Small Cap Growth Class A Shares	361	(323)	38	50	(25)	25

Lord Abbett Affiliated Class A Shares	1,174	(1,198)	(24)	-	(23)	(23)

Lord Abbett Bond-Debenture Class A Shares	12,467	(22,614)	(10,147)	173	(1,079)	(906)

Lord Abbett Mid Cap Stock Class A Shares	6,248	(8,162)	(1,914)	37	(7,735)	(7,698)

MFS® Growth Class A Shares	2,756	(1,189)	1,567	439	(6,380)	(5,941)

MFS® Mid Cap Growth Class A Shares	1,630	(4,803)	(3,173)	573	(2,801)	(2,228)

MFS® Research International Class A Shares	495	(1,282)	(787)	47	(3,942)	(3,895)

PIMCO CommodityRealReturn Strategy Class A Shares	30,044	(40,454)	(10,410)	2,129	(15,383)	(13,254)

PIMCO Low Duration Class A Shares	104,916	(126,066)	(21,150)	16,474	(24,694)	(8,220)

PIMCO Real Return Class A Shares	52,662	(60,132)	(7,470)	5,773	(13,518)	(7,745)

PIMCO Total Return Class A Shares	111,321	(139,884)	(28,563)	19,812	(28,528)	(8,716)

Pioneer Class A Shares	500	(568)	(68)	21	(75)	(54)

Pioneer High Yield Class A Shares	364	(432)	(68)	39	(26)	13

Pioneer Real Estate Shares Class A Shares	319	(336)	(17)	-	(60)	(60)

Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-

Putnam Growth Opportunities Class A Shares	-	(54)	(54)	-	(44)	(44)

Putnam International Equity Class A Shares	1,158	(3,808)	(2,650)	841	(4,915)	(4,074)

Putnam Large Cap Value Class A Shares	-	(68)	(68)	-	(68)	(68)

TA Aegon Sustainable Equity Income Service Class	2,105	(2,373)	(268)	-	(239)	(239)

TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-

TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-

TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-

TA BlackRock Government Money Market Initial Class	72,849	(53,728)	19,121	129,273	(135,309)	(6,036)

TA Bond Class A Shares	-	-	-	-	-	-

41

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA International Focus Initial Class	279,332	(301,363)	(22,031)	15,408	(61,640)	(46,232)

TA JPMorgan Mid Cap Value Service Class	-	(121)	(121)	-	(2,518)	(2,518)

TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-

TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-

TA Small/Mid Cap Value Class A Shares	39,487	(46,212)	(6,725)	1,657	(14,263)	(12,606)

TA Sustainable Equity Income Class A Shares	109,605	(130,971)	(21,366)	2,293	(44,986)	(42,693)

TA T. Rowe Price Small Cap Service Class	5,506	(5,846)	(340)	144	(5,069)	(4,925)

TA TS&W International Equity Service Class	2,442	(2,567)	(125)	25	(2,094)	(2,069)

TA US Growth Class A Shares	44,696	(40,948)	3,748	1,757	(9,843)	(8,086)

TA WMC US Growth Service Class	-	-	-	-	-	-

Virtus AllianzGI Dividend Value Class A Shares	8,579	(9,070)	(491)	27	(481)	(454)

Virtus AllianzGI Small-Cap Value Class A Shares	2,458	(3,482)	(1,024)	-	(450)	(450)

42

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Discovery Value Class A Shares	$95,120	$(103,439)	$(8,319)	$242	$(15,024)	$(14,782)

AB International Value Class A Shares	51,104	(54,485)	(3,381)	926	(7,652)	(6,726)

AB Large Cap Growth Class A Shares	224	(836)	(612)	-	(2,293)	(2,293)

AB Relative Value Class A Shares	-	(39,959)	(39,959)	1,152	(179,993)	(178,841)

AB Value Class A Shares	-	-	-	-	-	-

American Funds - EuroPacific Growth Fund® Class F -1 Shares	145,312	(152,623)	(7,311)	-	(64,525)	(64,525)

American Funds - Growth Fund of America® Class F -1 Shares	605,893	(631,147)	(25,254)	-	(190,168)	(190,168)

American Funds - Income Fund of America® Class F -1 Shares	172,590	(179,133)	(6,543)	-	(5,850)	(5,850)

American Funds - Investment Company of America® Class F -1 Shares	114,480	(121,513)	(7,033)	-	(6,473)	(6,473)

American Funds - The Bond Fund of America® Class A Shares	-	(79,972)	(79,972)	-	(124,043)	(124,043)

American Funds - The Bond Fund of America® Class F -1 Shares	110,946	(116,475)	(5,529)	-	(39,719)	(39,719)

American Funds - The Growth Fund of America® Class A Shares	-	(581,940)	(581,940)	-	(740,199)	(740,199)

American Funds - The Income Fund of America® Class A Shares	-	(251,090)	(251,090)	-	(61,580)	(61,580)

American Funds - The Investment Company of America® Class A Shares	-	(296,956)	(296,956)	-	(508,378)	(508,378)

AMG Renaissance Large Cap Growth Class N Shares	10,632	(12,390)	(1,758)	294	(1,794)	(1,500)

BlackRock Advantage Global Investor A Shares	17,655	(17,778)	(123)	-	(104)	(104)

BlackRock Advantage International Investor A Shares	-	-	-	-	-	-

BlackRock Advantage Large Cap Core Investor A Shares	110,708	(138,948)	(28,240)	148	(8,690)	(8,542)

BlackRock Advantage Large Cap Value Investor A Shares	174,457	(182,058)	(7,601)	474	(4,697)	(4,223)

BlackRock Advantage SMID Investor A Shares	20,396	(96,261)	(75,865)	602	(38,428)	(37,826)

BlackRock Capital Appreciation Investor A Shares	1,211,356	(941,784)	269,572	72,231	(618,737)	(546,506)

BlackRock Global Allocation Investor A Shares	1,290,870	(1,512,145)	(221,275)	77,093	(508,222)	(431,129)

43

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock High Yield Bond Investor A Shares	$443,385	$(510,910)	$(67,525)	$46,046	$(121,556)	$(75,510)

BlackRock Impact Mortgage Investor A Shares	64,995	(324,944)	(259,949)	97,182	(254,355)	(157,173)

BlackRock International Investor A Shares	43,145	(39,863)	3,282	3,703	(4,093)	(390)

BlackRock iShares MSCI EAFE International Index Investor A Shares	4,109	(4,384)	(275)	-	(278)	(278)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-

BlackRock iShares S&P 500 Index Investor A Shares	421,916	(483,491)	(61,575)	155,533	(212,075)	(56,542)

BlackRock Large Cap Focus Growth Investor A Shares	72,234	(63,438)	8,796	3,716	(11,068)	(7,352)

BlackRock Large Cap Focus Value Investor A Shares	784,364	(997,280)	(212,916)	45,080	(358,201)	(313,121)

BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-

BlackRock Total Return Investor A Shares	1,229,162	(1,699,432)	(470,270)	341,702	(581,149)	(239,447)

BNY Mellon Appreciation Investor Shares	298,336	(314,355)	(16,019)	3,417	(76,464)	(73,047)

Cohen & Steers Real Estate Securities Class A Shares	8,295	(8,853)	(558)	-	(515)	(515)

Columbia Large Cap Growth Opportunity Class A Shares	6,828	(6,200)	628	106	(1,219)	(1,113)

Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-

Columbia Select Small Cap Value Class A Shares	21,140	(192,947)	(171,807)	8,281	(233,008)	(224,727)

Davis New York Venture Class A Shares	134,288	(395,792)	(261,504)	29,368	(359,650)	(330,282)

Delaware Smid Cap Growth Class A Shares	64,800	(68,500)	(3,700)	2,141	(6,159)	(4,018)

Eaton Vance Floating-Rate Class A Shares	2,533	(3,092)	(559)	442	(24)	418

Eaton Vance Large-Cap Value Class A Shares	66,187	(85,725)	(19,538)	2,402	(17,017)	(14,615)

Federated Hermes Equity Income Class A Shares	45,352	(46,330)	(978)	58	(1,116)	(1,058)

Federated Hermes Kaufmann Class A Shares	152,040	(156,007)	(3,967)	9,753	(18,724)	(8,971)

Fidelity Advisor® Equity Growth Class A Shares	63,739	(98,735)	(34,996)	19,601	(174,706)	(155,105)

Fidelity Advisor® Overseas Class A Shares	-	(745)	(745)	-	(12,169)	(12,169)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(1,993)	(1,993)	-	(9)	(9)

Franklin Templeton Growth Class A Shares	10,467	(13,600)	(3,133)	716	(8,608)	(7,892)

Invesco American Franchise Fund Class A Shares	-	(1,592)	(1,592)	-	(80)	(80)

Invesco Capital Appreciation Class A Shares	169,647	(173,492)	(3,845)	155,229	(5,540)	149,689

44

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Invesco Charter Class A Shares	$-	$(847)	$(847)	$-	$(821)	$(821)

Invesco Comstock Class A Shares	782,107	(1,279,668)	(497,561)	16,147	(455,246)	(439,099)

Invesco Discovery Mid Cap Growth Class A Shares	14,992	(40,284)	(25,292)	284	(11,801)	(11,517)

Invesco Equity and Income Class A Shares	-	(10,078)	(10,078)	595	(174,504)	(173,909)

Invesco Fundamental Alternatives Class A Shares	-	(139)	(139)	-	(105)	(105)

Invesco Global Class A Shares	-	(14,894)	(14,894)	1,277	(142,839)	(141,562)

Invesco Main Street Class A Shares	49,216	(53,448)	(4,232)	-	(7,310)	(7,310)

Invesco Main Street Mid Cap Class A Shares	69,026	(87,374)	(18,348)	451	(5,391)	(4,940)

Invesco Value Opportunities Class A Shares	6,676	(6,741)	(65)	-	(52)	(52)

Janus Henderson Enterprise Class A Shares	981,329	(1,066,200)	(84,871)	29,638	(254,604)	(224,966)

Janus Henderson Forty Class A Shares	45,601	(40,736)	4,865	1,936	(7,208)	(5,272)

JPMorgan Small Cap Growth Class A Shares	10,463	(9,227)	1,236	2,199	(1,169)	1,030

Lord Abbett Affiliated Class A Shares	27,067	(27,687)	(620)	-	(526)	(526)

Lord Abbett Bond-Debenture Class A Shares	265,684	(527,071)	(261,387)	4,683	(28,676)	(23,993)

Lord Abbett Mid Cap Stock Class A Shares	142,494	(206,773)	(64,279)	958	(238,159)	(237,201)

MFS® Growth Class A Shares	106,277	(43,799)	62,478	18,613	(306,081)	(287,468)

MFS® Mid Cap Growth Class A Shares	81,120	(202,291)	(121,171)	31,866	(172,505)	(140,639)

MFS® Research International Class A Shares	13,540	(37,361)	(23,821)	1,546	(135,674)	(134,128)

PIMCO CommodityRealReturn Strategy Class A Shares	288,341	(386,531)	(98,190)	16,347	(110,146)	(93,799)

PIMCO Low Duration Class A Shares	1,155,064	(1,390,980)	(235,916)	194,556	(296,271)	(101,715)

PIMCO Real Return Class A Shares	742,020	(850,403)	(108,383)	86,969	(208,471)	(121,502)

PIMCO Total Return Class A Shares	1,606,814	(2,046,545)	(439,731)	342,676	(499,790)	(157,114)

Pioneer Class A Shares	17,500	(20,173)	(2,673)	778	(3,019)	(2,241)

Pioneer High Yield Class A Shares	6,714	(7,991)	(1,277)	800	(544)	256

Pioneer Real Estate Shares Class A Shares	5,807	(6,202)	(395)	-	(1,339)	(1,339)

Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-

Putnam Growth Opportunities Class A Shares	-	(1,114)	(1,114)	-	(1,224)	(1,224)

Putnam International Equity Class A Shares	24,671	(85,127)	(60,456)	22,999	(135,710)	(112,711)

45

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Putnam Large Cap Value Class A Shares	$-	$(1,093)	$(1,093)	$-	$(1,066)	$(1,066)

TA Aegon Sustainable Equity Income Service Class	21,632	(24,555)	(2,923)	-	(2,823)	(2,823)

TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-

TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-

TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-

TA BlackRock Government Money Market Initial Class	709,519	(523,518)	186,001	1,275,744	(1,333,518)	(57,774)

TA Bond Class A Shares	-	-	-	-	-	-

TA International Focus Initial Class	3,009,077	(3,264,943)	(255,866)	204,611	(841,275)	(636,664)

TA JPMorgan Mid Cap Value Service Class	-	(1,590)	(1,590)	-	(34,285)	(34,285)

TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-

TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-

TA Small/Mid Cap Value Class A Shares	1,043,846	(1,231,627)	(187,781)	46,339	(401,947)	(355,608)

TA Sustainable Equity Income Class A Shares	1,435,501	(1,742,746)	(307,245)	34,368	(681,812)	(647,444)

TA T. Rowe Price Small Cap Service Class	70,377	(75,368)	(4,991)	2,436	(87,317)	(84,881)

TA TS&W International Equity Service Class	24,622	(25,942)	(1,320)	303	(25,353)	(25,050)

TA US Growth Class A Shares	1,271,684	(1,164,063)	107,621	62,687	(372,072)	(309,385)

TA WMC US Growth Service Class	-	-	-	-	-	-

Virtus AllianzGI Dividend Value Class A Shares	138,600	(147,380)	(8,780)	407	(8,307)	(7,900)

Virtus AllianzGI Small-Cap Value Class A Shares	61,490	(101,343)	(39,853)	-	(18,934)	(18,934)

46

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares
12/31/2022	2,960	$32.98	to	$30.66	$91,933	0.59%	1.25%	to	1.65%	(17.38	) %	to	(17.71	) %
12/31/2021	3,210	39.92	to	37.26	121,119	0.81	1.25	to	1.65	33.76		to	33.23
12/31/2020	3,645	29.84	to	27.97	103,309	0.64	1.25	to	1.65	1.83		to	1.42
12/31/2019	3,685	29.30	to	27.57	102,759	0.78	1.25	to	1.65	18.25		to	17.78
12/31/2018	3,744	24.78	to	23.41	88,584	0.26	1.25	to	1.65	(16.28)		to	(16.62)
AB International Value Class A Shares
12/31/2022	8,422	6.62	to	6.22	53,392	0.87	1.25	to	1.65	(11.91)		to	(12.27)
12/31/2021	8,846	7.52	to	7.09	63,873	2.52	1.25	to	1.65	9.39		to	8.95
12/31/2020	9,816	6.87	to	6.50	65,032	0.84	1.25	to	1.65	0.75		to	0.35
12/31/2019	9,015	6.82	to	6.48	59,395	1.16	1.25	to	1.65	15.03		to	14.57
12/31/2018	8,954	5.93	to	5.66	51,416	0.21	1.25	to	1.65	(24.13)		to	(24.44)
AB Large Cap Growth Class A Shares
12/31/2022	3,414	62.88	to	62.88	214,663	-	1.30	to	1.30	(29.87)		to	(29.87)
12/31/2021	3,424	89.66	to	89.66	306,957	-	1.30	to	1.30	26.92		to	26.92
12/31/2020	3,452	70.64	to	70.64	243,825	-	1.30	to	1.30	32.30		to	32.30
12/31/2019	3,488	53.39	to	53.39	186,220	-	1.30	to	1.30	32.04		to	32.04
12/31/2018	3,826	40.44	to	40.44	154,720	-	1.30	to	1.30	0.61		to	0.61
AB Relative Value Class A Shares
12/31/2022	5,041	44.89	to	44.89	226,290	1.12	1.30	to	1.30	(5.42)		to	(5.42)
12/31/2021	5,942	47.47	to	47.47	282,051	0.55	1.30	to	1.30	25.74		to	25.74
12/31/2020	9,940	37.75	to	37.75	375,222	1.34	1.30	to	1.30	1.48		to	1.48
12/31/2019	9,893	37.20	to	37.20	367,963	1.23	1.30	to	1.30	21.50		to	21.50
12/31/2018	10,784	30.61	to	30.61	330,163	1.05	1.30	to	1.30	(7.01)		to	(7.01)
AB Value Class A Shares
12/31/2022	-	19.25	to	17.89	-	1.28	1.25	to	1.65	(8.16)		to	(8.53)
12/31/2021	-	20.96	to	19.56	-	1.28	1.25	to	1.65	25.44		to	24.94
12/31/2020	-	16.71	to	15.66	-	1.74	1.25	to	1.65	(0.35)		to	(0.74)
12/31/2019	-	16.77	to	15.77	-	1.65	1.25	to	1.65	18.39		to	17.92
12/31/2018	-	14.16	to	13.38	-	0.81	1.25	to	1.65	(16.15)		to	(16.49)
American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2022	6,335	23.87	to	22.19	143,598	0.77	1.25	to	1.65	(23.98)		to	(24.28)
12/31/2021	6,634	31.40	to	29.31	198,430	1.10	1.25	to	1.65	1.19		to	0.78
12/31/2020	8,715	31.03	to	29.08	257,372	0.16	1.25	to	1.65	23.22		to	22.73
12/31/2019	10,905	25.19	to	23.70	262,802	1.05	1.25	to	1.65	25.37		to	24.87
12/31/2018	11,833	20.09	to	18.98	228,485	1.02	1.25	to	1.65	(16.30)		to	(16.63)
American Funds - Growth Fund of America® Class F -1 Shares
12/31/2022	16,042	38.55	to	35.84	583,856	0.16	1.25	to	1.65	(31.61)		to	(31.89)
12/31/2021	16,645	56.36	to	52.61	889,027	-	1.25	to	1.65	17.78		to	17.31
12/31/2020	20,375	47.85	to	44.85	924,961	0.23	1.25	to	1.65	36.05		to	35.51
12/31/2019	21,908	35.17	to	33.10	733,821	0.68	1.25	to	1.65	26.47		to	25.97
12/31/2018	23,900	27.81	to	26.27	636,413	0.46	1.25	to	1.65	(4.18)		to	(4.56)
American Funds - Income Fund of America® Class F -1 Shares
12/31/2022	7,007	26.38	to	24.53	173,514	2.21	1.25	to	1.65	(7.65)		to	(8.02)
12/31/2021	7,262	28.57	to	26.67	195,489	2.81	1.25	to	1.65	15.84		to	15.38
12/31/2020	7,490	24.66	to	23.11	174,695	3.14	1.25	to	1.65	3.57		to	3.16
12/31/2019	10,619	23.81	to	22.41	241,500	3.17	1.25	to	1.65	17.36		to	16.89
12/31/2018	12,119	20.29	to	19.17	236,499	2.90	1.25	to	1.65	(6.35)		to	(6.73)

47

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2022	3,713	$32.85	to	$30.54	$116,219	0.95%	1.25%	to	1.65%	(16.61	) %	to	(16.94	) %
12/31/2021	3,925	39.39	to	36.77	147,674	1.17	1.25	to	1.65	23.38		to	22.89
12/31/2020	4,112	31.93	to	29.92	125,732	1.53	1.25	to	1.65	13.01		to	12.56
12/31/2019	4,274	28.25	to	26.58	115,984	1.84	1.25	to	1.65	22.88		to	22.39
12/31/2018	5,540	22.99	to	21.72	123,620	1.63	1.25	to	1.65	(7.76)		to	(8.13)
American Funds - The Bond Fund of America® Class A Shares
12/31/2022	16,012	15.06	to	15.06	241,193	2.53	1.30	to	1.30	(13.81)		to	(13.81)
12/31/2021	21,034	17.48	to	17.48	367,594	1.42	1.30	to	1.30	(2.23)		to	(2.23)
12/31/2020	28,081	17.87	to	17.87	501,927	1.87	1.30	to	1.30	9.28		to	9.28
12/31/2019	30,532	16.36	to	16.36	499,374	2.33	1.30	to	1.30	6.62		to	6.62
12/31/2018	36,693	15.34	to	15.34	562,868	2.39	1.30	to	1.30	(1.42)		to	(1.42)
American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2022	8,981	12.55	to	11.67	106,378	1.80	1.25	to	1.65	(13.79)		to	(14.13)
12/31/2021	9,415	14.56	to	13.59	129,828	1.38	1.25	to	1.65	(2.22)		to	(2.61)
12/31/2020	12,297	14.89	to	13.95	173,524	1.83	1.25	to	1.65	9.31		to	8.87
12/31/2019	14,865	13.62	to	12.81	193,037	2.29	1.25	to	1.65	6.63		to	6.21
12/31/2018	17,172	12.77	to	12.07	210,734	2.34	1.25	to	1.65	(1.42)		to	(1.82)
American Funds - The Growth Fund of America® Class A Shares
12/31/2022	35,292	53.78	to	53.78	1,898,008	0.24	1.30	to	1.30	(31.61)		to	(31.61)
12/31/2021	45,203	78.64	to	78.64	3,554,867	0.08	1.30	to	1.30	17.80		to	17.80
12/31/2020	55,211	66.76	to	66.76	3,685,987	0.29	1.30	to	1.30	36.03		to	36.03
12/31/2019	58,851	49.08	to	49.08	2,888,326	0.67	1.30	to	1.30	26.47		to	26.47
12/31/2018	70,846	38.81	to	38.81	2,749,311	0.54	1.30	to	1.30	(4.15)		to	(4.15)
American Funds - The Income Fund of America® Class A Shares
12/31/2022	24,785	36.67	to	36.67	908,850	3.07	1.30	to	1.30	(7.62)		to	(7.62)
12/31/2021	31,714	39.69	to	39.69	1,258,815	2.87	1.30	to	1.30	15.86		to	15.86
12/31/2020	33,344	34.26	to	34.26	1,142,313	3.37	1.30	to	1.30	3.61		to	3.61
12/31/2019	37,207	33.07	to	33.07	1,230,295	3.19	1.30	to	1.30	17.39		to	17.39
12/31/2018	48,096	28.17	to	28.17	1,354,737	2.99	1.30	to	1.30	(6.35)		to	(6.35)
American Funds - The Investment Company of America® Class A Shares
12/31/2022	29,346	44.38	to	44.38	1,302,305	1.37	1.30	to	1.30	(16.60)		to	(16.60)
12/31/2021	35,881	53.21	to	53.21	1,909,392	1.22	1.30	to	1.30	23.41		to	23.41
12/31/2020	46,109	43.12	to	43.12	1,988,301	1.59	1.30	to	1.30	13.01		to	13.01
12/31/2019	48,457	38.16	to	38.16	1,848,916	1.92	1.30	to	1.30	22.93		to	22.93
12/31/2018	60,972	31.04	to	31.04	1,892,419	1.77	1.30	to	1.30	(7.73)		to	(7.73)
AMG Renaissance Large Cap Growth Class N Shares
12/31/2022	603	16.95	to	16.59	10,110	0.10	1.25	to	1.65	(18.07)		to	(18.40)
12/31/2021	700	20.69	to	20.33	14,350	-	1.25	to	1.65	28.40		to	27.89
12/31/2020	782	16.11	to	15.89	12,507	0.11	1.25	to	1.65	22.01		to	21.52
12/31/2019	952	13.21	to	13.08	12,511	0.59	1.25	to	1.65	33.48		to	32.95
12/31/2018	1,086	9.89	to	9.84	10,718	0.46	1.25	to	1.65	(8.39)		to	(8.76)
BlackRock Advantage Global Investor A Shares
12/31/2022	598	30.53	to	28.39	17,607	1.17	1.25	to	1.65	(18.95)		to	(19.27)
12/31/2021	602	37.67	to	35.17	21,913	1.12	1.25	to	1.65	16.16		to	15.69
12/31/2020	605	32.43	to	30.40	18,997	1.38	1.25	to	1.65	14.11		to	13.65
12/31/2019	609	28.42	to	26.74	16,786	1.84	1.25	to	1.65	23.98		to	23.48
12/31/2018	613	22.93	to	21.66	13,650	0.79	1.25	to	1.65	(12.82)		to	(13.17)
BlackRock Advantage International Investor A Shares
12/31/2022	-	17.27	to	16.51	-	-	1.25	to	1.65	(14.76)		to	(15.10)
12/31/2021	-	20.27	to	19.45	-	-	1.25	to	1.65	11.37		to	10.93
12/31/2020	-	18.20	to	17.53	-	-	1.25	to	1.65	5.73		to	5.30
12/31/2019	-	17.21	to	16.65	-	-	1.25	to	1.65	19.86		to	19.38
12/31/2018	-	14.36	to	13.95	-	-	1.25	to	1.65	(16.33)		to	(16.67)

48

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2022	3,320	$33.83	to	$31.45	$108,130	0.65%	1.25%	to	1.65%	(21.29	) %	to	(21.60	) %
12/31/2021	4,036	42.98	to	40.12	167,425	0.58	1.25	to	1.65	26.70		to	26.20
12/31/2020	4,268	33.92	to	31.79	140,020	0.90	1.25	to	1.65	18.06		to	17.59
12/31/2019	5,725	28.73	to	27.04	159,452	1.51	1.25	to	1.65	27.22		to	26.71
12/31/2018	6,071	22.59	to	21.34	133,211	0.98	1.25	to	1.65	(6.77)		to	(7.15)
BlackRock Advantage Large Cap Value Investor A Shares
12/31/2022	6,725	28.72	to	26.70	180,364	1.03	1.25	to	1.65	(9.99)		to	(10.35)
12/31/2021	7,002	31.90	to	29.78	209,413	1.20	1.25	to	1.65	24.90		to	24.40
12/31/2020	7,153	25.54	to	23.94	171,942	1.69	1.25	to	1.65	2.33		to	1.92
12/31/2019	7,099	24.96	to	23.49	167,426	1.96	1.25	to	1.65	22.84		to	22.35
12/31/2018	6,911	20.32	to	19.20	133,044	1.55	1.25	to	1.65	(9.11)		to	(9.48)
BlackRock Advantage SMID Investor A Shares
12/31/2022	8,844	28.54	to	26.54	386,512	0.72	1.25	to	1.65	(17.83)		to	(18.16)
12/31/2021	10,506	34.74	to	32.42	561,330	1.21	1.25	to	1.65	12.05		to	11.60
12/31/2020	11,237	31.00	to	29.05	536,359	0.70	1.25	to	1.65	18.01		to	17.53
12/31/2019	11,551	26.27	to	24.72	466,825	1.43	1.25	to	1.65	26.98		to	26.47
12/31/2018	13,936	20.69	to	19.55	445,635	1.40	1.25	to	1.65	(7.82)		to	(8.19)
BlackRock Capital Appreciation Investor A Shares
12/31/2022	41,487	34.64	to	32.21	1,506,642	-	1.25	to	1.65	(38.61)		to	(38.86)
12/31/2021	34,833	56.44	to	52.68	2,068,465	-	1.25	to	1.65	19.20		to	18.72
12/31/2020	43,931	47.35	to	44.37	2,207,047	-	1.25	to	1.65	38.35		to	37.80
12/31/2019	57,923	34.22	to	32.20	2,094,614	-	1.25	to	1.65	30.21		to	29.69
12/31/2018	70,275	26.28	to	24.83	1,942,826	-	1.25	to	1.65	0.46		to	0.06
BlackRock Global Allocation Investor A Shares
12/31/2022	92,244	23.20	to	21.57	2,553,026	-	1.25	to	1.65	(17.09)		to	(17.42)
12/31/2021	99,746	27.98	to	26.12	3,338,422	0.93	1.25	to	1.65	5.13		to	4.71
12/31/2020	110,554	26.61	to	24.94	3,591,003	0.48	1.25	to	1.65	19.29		to	18.81
12/31/2019	117,282	22.31	to	20.99	3,189,168	1.14	1.25	to	1.65	15.76		to	15.29
12/31/2018	128,077	19.27	to	18.21	3,016,419	0.55	1.25	to	1.65	(8.78)		to	(9.15)
BlackRock High Yield Bond Investor A Shares
12/31/2022	27,087	15.06	to	14.39	395,884	3.72	1.25	to	1.65	(11.97)		to	(12.33)
12/31/2021	31,606	17.11	to	16.42	526,061	4.39	1.25	to	1.65	4.22		to	3.80
12/31/2020	36,184	16.42	to	15.82	580,356	5.08	1.25	to	1.65	4.18		to	3.76
12/31/2019	37,157	15.76	to	15.24	573,501	5.39	1.25	to	1.65	13.67		to	13.22
12/31/2018	43,986	13.86	to	13.46	598,661	5.43	1.25	to	1.65	(4.53)		to	(4.91)
BlackRock Impact Mortgage Investor A Shares
12/31/2022	68,584	9.45	to	9.02	644,247	2.10	1.25	to	1.65	(14.46)		to	(14.80)
12/31/2021	95,727	11.04	to	10.59	1,051,724	1.22	1.25	to	1.65	(2.74)		to	(3.13)
12/31/2020	109,902	11.36	to	10.93	1,242,123	1.54	1.25	to	1.65	5.08		to	4.66
12/31/2019	107,146	10.81	to	10.45	1,153,012	2.31	1.25	to	1.65	5.13		to	4.71
12/31/2018	105,581	10.28	to	9.98	1,081,290	2.21	1.25	to	1.65	(0.87)		to	(1.27)
BlackRock International Investor A Shares
12/31/2022	2,705	13.86	to	13.24	36,291	0.62	1.25	to	1.65	(25.37)		to	(25.67)
12/31/2021	2,476	18.57	to	17.81	44,642	0.46	1.25	to	1.65	7.76		to	7.33
12/31/2020	2,492	17.23	to	16.60	41,853	0.21	1.25	to	1.65	19.96		to	19.48
12/31/2019	2,690	14.37	to	13.89	37,763	1.02	1.25	to	1.65	29.82		to	29.30
12/31/2018	2,960	11.07	to	10.74	32,114	1.23	1.25	to	1.65	(22.62)		to	(22.93)
BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2022	246	17.65	to	16.41	4,191	1.71	1.25	to	1.65	(15.42)		to	(15.76)
12/31/2021	262	20.87	to	19.48	5,285	2.71	1.25	to	1.65	9.63		to	9.19
12/31/2020	276	19.03	to	17.84	5,088	1.92	1.25	to	1.65	6.34		to	5.91
12/31/2019	294	17.90	to	16.84	5,110	3.11	1.25	to	1.65	20.02		to	19.54
12/31/2018	312	14.91	to	14.09	4,516	3.57	1.25	to	1.65	(14.65)		to	(14.99)

49

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2022	-	$28.96	to	$26.93	$-	-%	1.25%	to	1.65%	(21.56	) %	to	(21.87	) %
12/31/2021	-	36.92	to	34.46	-	-	1.25	to	1.65	12.96		to	12.51
12/31/2020	-	32.68	to	30.63	-	-	1.25	to	1.65	18.18		to	17.71
12/31/2019	-	27.66	to	26.02	-	-	1.25	to	1.65	23.65		to	23.15
12/31/2018	-	22.37	to	21.13	-	-	1.25	to	1.65	(12.30)		to	(12.65)
BlackRock iShares S&P 500 Index Investor A Shares
12/31/2022	37,715	25.47	to	24.50	951,944	1.06	1.25	to	1.65	(19.40)		to	(19.72)
12/31/2021	40,052	31.60	to	30.52	1,255,613	1.06	1.25	to	1.65	26.64		to	26.14
12/31/2020	41,463	24.95	to	24.19	1,026,807	1.44	1.25	to	1.65	16.58		to	16.12
12/31/2019	62,236	21.40	to	20.83	1,324,733	1.85	1.25	to	1.65	29.39		to	28.87
12/31/2018	66,740	16.54	to	16.17	1,098,881	1.52	1.25	to	1.65	(5.87)		to	(6.25)
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2022	5,374	10.55	to	10.42	56,326	-	1.25	to	1.65	(39.01)		to	(39.26)
12/31/2021	4,666	17.30	to	17.16	80,362	-	1.25	to	1.65	15.23		to	14.77
12/31/2020	5,087	15.01	to	14.95	76,202	-	1.25	to	1.65	44.62		to	44.05
12/31/2019(1)	6,811	10.38	to	10.38	70,696	-	1.25	to	1.65	-		to	-
BlackRock Large Cap Focus Value Investor A Shares
12/31/2022	40,923	28.22	to	26.23	1,324,378	1.08	1.25	to	1.65	(6.04)		to	(6.41)
12/31/2021	47,708	30.03	to	28.03	1,633,586	1.14	1.25	to	1.65	20.72		to	20.24
12/31/2020	57,292	24.88	to	23.31	1,624,934	2.02	1.25	to	1.65	1.70		to	1.29
12/31/2019	56,603	24.46	to	23.02	1,583,170	2.23	1.25	to	1.65	22.32		to	21.84
12/31/2018	66,822	20.00	to	18.89	1,524,728	1.61	1.25	to	1.65	(9.08)		to	(9.45)
BlackRock Low Duration Bond Investor A Shares
12/31/2022	-	9.91	to	9.46	-	-	1.25	to	1.65	(6.14)		to	(6.52)
12/31/2021	-	10.55	to	10.12	-	-	1.25	to	1.65	(1.74)		to	(2.13)
12/31/2020	-	10.74	to	10.34	-	-	1.25	to	1.65	1.92		to	1.52
12/31/2019	-	10.54	to	10.19	-	-	1.25	to	1.65	3.17		to	2.76
12/31/2018	-	10.21	to	9.91	-	-	1.25	to	1.65	(0.41)		to	(0.81)
BlackRock Total Return Investor A Shares
12/31/2022	148,236	13.07	to	12.15	1,954,105	2.10	1.25	to	1.65	(15.52)		to	(15.86)
12/31/2021	182,140	15.47	to	14.44	2,857,122	1.69	1.25	to	1.65	(2.19)		to	(2.59)
12/31/2020	196,888	15.82	to	14.83	3,167,812	2.07	1.25	to	1.65	7.23		to	6.80
12/31/2019	200,675	14.75	to	13.88	3,010,880	2.91	1.25	to	1.65	8.18		to	7.75
12/31/2018	214,748	13.64	to	12.88	2,972,580	2.97	1.25	to	1.65	(2.45)		to	(2.84)
BNY Mellon Appreciation Investor Shares
12/31/2022	8,508	35.08	to	32.61	284,612	0.39	1.25	to	1.65	(18.96)		to	(19.28)
12/31/2021	8,984	43.28	to	40.40	371,638	0.36	1.25	to	1.65	25.45		to	24.95
12/31/2020	10,877	34.50	to	32.34	360,172	0.68	1.25	to	1.65	22.47		to	21.98
12/31/2019	12,503	28.17	to	26.51	338,995	1.02	1.25	to	1.65	33.46		to	32.93
12/31/2018	18,925	21.11	to	19.94	386,031	1.05	1.25	to	1.65	(7.55)		to	(7.92)
Cohen & Steers Real Estate Securities Class A Shares
12/31/2022	265	30.03	to	27.92	7,685	1.88	1.25	to	1.65	(27.40)		to	(27.69)
12/31/2021	283	41.36	to	38.61	11,289	1.70	1.25	to	1.65	39.92		to	39.37
12/31/2020	298	29.56	to	27.70	8,516	3.17	1.25	to	1.65	(3.22)		to	(3.61)
12/31/2019	317	30.54	to	28.74	9,399	2.52	1.25	to	1.65	29.54		to	29.03
12/31/2018	336	23.58	to	22.27	7,695	3.34	1.25	to	1.65	(5.75)		to	(6.13)
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2022	312	18.23	to	17.78	5,609	-	1.25	to	1.65	(30.56)		to	(30.84)
12/31/2021	282	26.25	to	25.71	7,318	-	1.25	to	1.65	17.59		to	17.12
12/31/2020	326	22.32	to	21.95	7,216	-	1.25	to	1.65	38.75		to	38.19
12/31/2019	431	16.09	to	15.88	6,894	-	1.25	to	1.65	34.25		to	33.71
12/31/2018	2,642	11.98	to	11.88	31,633	-	1.25	to	1.65	(5.57)		to	(5.95)

50

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia Select Mid Cap Growth Class A Shares
12/31/2022	-	$21.05	to	$20.09	$-	-%	1.25%	to	1.65%	(32.28	) %	to	(32.56	) %
12/31/2021	-	31.09	to	29.78	-	-	1.25	to	1.65	14.77		to	14.31
12/31/2020	-	27.09	to	26.05	-	-	1.25	to	1.65	33.22		to	32.68
12/31/2019	-	20.33	to	19.64	-	-	1.25	to	1.65	33.12		to	32.59
12/31/2018	-	15.27	to	14.81	-	-	1.25	to	1.65	(6.60)		to	(6.97)
Columbia Select Small Cap Value Class A Shares
12/31/2022	11,112	47.63	to	47.63	529,249	0.62	1.30	to	1.30	(16.46)		to	(16.46)
12/31/2021	14,807	57.01	to	57.01	844,214	0.04	1.30	to	1.30	29.48		to	29.48
12/31/2020	19,022	44.03	to	44.03	837,639	0.02	1.30	to	1.30	8.16		to	8.16
12/31/2019	19,747	40.71	to	40.71	803,975	0.10	1.30	to	1.30	17.23		to	17.23
12/31/2018	22,141	34.73	to	34.73	768,972	0.07	1.30	to	1.30	(14.68)		to	(14.68)
Davis New York Venture Class A Shares
12/31/2022	19,975	26.35	to	24.49	677,985	1.29	1.25	to	1.65	(18.49)		to	(18.81)
12/31/2021	27,367	32.32	to	30.17	1,157,546	0.13	1.25	to	1.65	11.11		to	10.67
12/31/2020	36,412	29.09	to	27.26	1,330,790	0.57	1.25	to	1.65	10.03		to	9.59
12/31/2019	39,232	26.44	to	24.88	1,306,367	1.52	1.25	to	1.65	29.28		to	28.77
12/31/2018	43,730	20.45	to	19.32	1,134,779	0.50	1.25	to	1.65	(14.10)		to	(14.44)
Delaware Smid Cap Growth Class A Shares
12/31/2022	2,532	30.54	to	29.09	75,598	-	1.25	to	1.65	(46.15)		to	(46.37)
12/31/2021	2,629	56.73	to	54.24	146,135	-	1.25	to	1.65	(9.54)		to	(9.90)
12/31/2020	2,694	62.71	to	60.20	165,918	-	1.25	to	1.65	91.51		to	90.75
12/31/2019	2,946	32.74	to	31.56	94,869	-	1.25	to	1.65	33.64		to	33.11
12/31/2018	4,507	24.50	to	23.71	109,115	-	1.25	to	1.65	(1.12)		to	(1.52)
Eaton Vance Floating-Rate Class A Shares
12/31/2022	163	14.72	to	13.69	2,396	3.28	1.25	to	1.65	(3.80)		to	(4.18)
12/31/2021	200	15.30	to	14.28	3,058	3.05	1.25	to	1.65	2.72		to	2.31
12/31/2020	172	14.90	to	13.96	2,563	3.56	1.25	to	1.65	0.89		to	0.49
12/31/2019	163	14.77	to	13.89	2,403	4.64	1.25	to	1.65	5.51		to	5.09
12/31/2018	1,691	14.00	to	13.22	22,473	4.04	1.25	to	1.65	(0.72)		to	(1.12)
Eaton Vance Large-Cap Value Class A Shares
12/31/2022	2,818	22.34	to	20.97	60,981	0.75	1.25	to	1.65	(3.98)		to	(4.37)
12/31/2021	3,703	23.27	to	21.93	83,642	1.01	1.25	to	1.65	22.75		to	22.26
12/31/2020	4,385	18.95	to	17.93	80,842	1.39	1.25	to	1.65	1.01		to	0.61
12/31/2019	4,013	18.76	to	17.83	73,400	1.28	1.25	to	1.65	28.18		to	27.67
12/31/2018	4,596	14.64	to	13.96	65,713	1.22	1.25	to	1.65	(7.99)		to	(8.36)
Federated Hermes Equity Income Class A Shares
12/31/2022	2,727	17.55	to	16.88	46,091	0.86	1.25	to	1.65	(9.12)		to	(9.48)
12/31/2021	2,784	19.31	to	18.65	51,985	0.88	1.25	to	1.65	19.40		to	18.93
12/31/2020	2,842	16.17	to	15.68	44,633	1.35	1.25	to	1.65	5.09		to	4.67
12/31/2019	2,860	15.39	to	14.98	42,895	2.14	1.25	to	1.65	19.76		to	19.28
12/31/2018	2,918	12.85	to	12.56	36,687	1.74	1.25	to	1.65	(12.79)		to	(13.14)
Federated Hermes Kaufmann Class A Shares
12/31/2022	4,359	34.23	to	31.82	140,720	-	1.25	to	1.65	(31.11)		to	(31.38)
12/31/2021	4,488	49.68	to	46.38	210,813	-	1.25	to	1.65	1.13		to	0.73
12/31/2020	4,658	49.13	to	46.04	216,989	-	1.25	to	1.65	26.98		to	26.48
12/31/2019	5,120	38.69	to	36.40	188,554	-	1.25	to	1.65	31.29		to	30.77
12/31/2018	5,448	29.47	to	27.84	153,385	-	1.25	to	1.65	2.34		to	1.93
Fidelity Advisor® Equity Growth Class A Shares
12/31/2022	2,654	44.85	to	41.70	150,214	-	1.25	to	1.65	(25.60)		to	(25.89)
12/31/2021	3,285	60.28	to	56.27	250,004	-	1.25	to	1.65	21.20		to	20.71
12/31/2020	5,369	49.74	to	46.61	337,296	-	1.25	to	1.65	41.64		to	41.08
12/31/2019	6,286	35.12	to	33.04	278,925	-	1.25	to	1.65	32.02		to	31.50
12/31/2018	8,396	26.60	to	25.13	282,324	-	1.25	to	1.65	(1.69)		to	(2.09)

51

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity Advisor® Overseas Class A Shares
12/31/2022	-	$28.16	to	$28.16	$-	-%	1.30%	to	1.30%	(25.58	) %	to	(25.58	) %
12/31/2021	27	37.84	to	37.84	1,007	-	1.30	to	1.30	17.39		to	17.39
12/31/2020	384	32.24	to	32.24	12,378	-	1.30	to	1.30	13.23		to	13.23
12/31/2019	384	28.47	to	28.47	10,936	1.49	1.30	to	1.30	25.73		to	25.73
12/31/2018	384	22.64	to	22.64	8,701	0.85	1.30	to	1.30	(16.17)		to	(16.17)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2022	-	47.53	to	47.53	-	-	1.30	to	1.30	(15.21)		to	(15.21)
12/31/2021	41	56.06	to	56.06	2,303	0.46	1.30	to	1.30	21.34		to	21.34
12/31/2020	41	46.20	to	46.20	1,907	1.06	1.30	to	1.30	11.34		to	11.34
12/31/2019	42	41.50	to	41.50	1,722	0.61	1.30	to	1.30	27.61		to	27.61
12/31/2018	42	32.52	to	32.52	1,358	0.63	1.30	to	1.30	(9.91)		to	(9.91)
Franklin Templeton Growth Class A Shares
12/31/2022	927	16.09	to	14.96	16,638	0.66	1.25	to	1.65	(12.80)		to	(13.15)
12/31/2021	1,098	18.45	to	17.22	22,682	1.38	1.25	to	1.65	3.82		to	3.40
12/31/2020	1,394	17.77	to	16.65	29,329	1.12	1.25	to	1.65	4.43		to	4.01
12/31/2019	1,377	17.02	to	16.01	27,743	2.07	1.25	to	1.65	13.40		to	12.95
12/31/2018	1,408	15.01	to	14.18	24,873	1.28	1.25	to	1.65	(15.61)		to	(15.95)
Invesco American Franchise Fund Class A Shares
12/31/2022	645	21.44	to	21.44	13,824	-	1.30	to	1.30	(32.03)		to	(32.03)
12/31/2021	716	31.54	to	31.54	22,583	-	1.30	to	1.30	10.40		to	10.40
12/31/2020	719	28.57	to	28.57	20,529	-	1.30	to	1.30	40.34		to	40.34
12/31/2019	721	20.36	to	20.36	14,686	-	1.30	to	1.30	34.75		to	34.75
12/31/2018	1,056	15.11	to	15.11	15,957	-	1.30	to	1.30	(5.03)		to	(5.03)
Invesco Capital Appreciation Class A Shares
12/31/2022	5,637	29.23	to	27.18	163,037	-	1.25	to	1.65	(31.95)		to	(32.22)
12/31/2021	5,739	42.96	to	40.10	244,043	-	1.25	to	1.65	20.83		to	20.34
12/31/2020	1,848	35.56	to	33.32	63,609	-	1.25	to	1.65	34.59		to	34.06
12/31/2019	2,075	26.42	to	24.86	53,167	-	1.25	to	1.65	34.37		to	33.84
12/31/2018	2,209	19.66	to	18.57	42,215	-	1.25	to	1.65	(7.14)		to	(7.51)
Invesco Charter Class A Shares
12/31/2022	524	23.93	to	23.93	12,530	0.69	1.30	to	1.30	(21.74)		to	(21.74)
12/31/2021	558	30.58	to	30.58	17,069	0.36	1.30	to	1.30	25.75		to	25.75
12/31/2020	587	24.32	to	24.32	14,281	0.60	1.30	to	1.30	12.03		to	12.03
12/31/2019	590	21.70	to	21.70	12,805	0.60	1.30	to	1.30	27.34		to	27.34
12/31/2018	817	17.04	to	17.04	13,919	0.36	1.30	to	1.30	(10.82)		to	(10.82)
Invesco Comstock Class A Shares
12/31/2022	34,273	32.66	to	30.36	1,273,138	1.38	1.25	to	1.65	(0.44)		to	(0.84)
12/31/2021	46,520	32.80	to	30.62	1,780,838	1.42	1.25	to	1.65	31.66		to	31.14
12/31/2020	59,663	24.91	to	23.35	1,718,844	2.36	1.25	to	1.65	(2.02)		to	(2.41)
12/31/2019	57,897	25.43	to	23.93	1,712,990	2.09	1.25	to	1.65	23.79		to	23.29
12/31/2018	66,661	20.54	to	19.41	1,569,604	1.43	1.25	to	1.65	(13.33)		to	(13.68)
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2022	9,773	12.32	to	12.32	120,402	-	1.30	to	1.30	(31.98)		to	(31.98)
12/31/2021	11,819	18.11	to	18.11	214,079	-	1.30	to	1.30	17.33		to	17.33
12/31/2020(1)	12,457	15.44	to	15.44	192,304	-	1.30	to	1.30	-		to	-
Invesco Equity and Income Class A Shares
12/31/2022	2,761	35.71	to	35.71	98,594	1.75	1.30	to	1.30	(8.91)		to	(8.91)
12/31/2021	3,042	39.20	to	39.20	119,252	1.12	1.30	to	1.30	16.50		to	16.50
12/31/2020	7,573	33.65	to	33.65	254,854	1.83	1.30	to	1.30	8.55		to	8.55
12/31/2019	7,513	31.00	to	31.00	232,905	1.87	1.30	to	1.30	18.52		to	18.52
12/31/2018	8,724	26.15	to	26.15	228,171	1.96	1.30	to	1.30	(10.83)		to	(10.83)

52

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco Fundamental Alternatives Class A Shares
12/31/2022	1,703	$15.62	to	$15.62	$26,595	-%	1.30%	to	1.30%	(8.47	) %	to	(8.47	) %
12/31/2021	1,712	17.06	to	17.06	29,208	2.79	1.30	to	1.30	1.16		to	1.16
12/31/2020	1,718	16.87	to	16.87	28,976	1.91	1.30	to	1.30	0.15		to	0.15
12/31/2019	1,725	16.84	to	16.84	29,046	2.02	1.30	to	1.30	5.20		to	5.20
12/31/2018	1,732	16.01	to	16.01	27,722	1.68	1.30	to	1.30	(3.36)		to	(3.36)
Invesco Global Class A Shares
12/31/2022	392	41.50	to	41.50	16,264	-	1.30	to	1.30	(33.02)		to	(33.02)
12/31/2021	726	61.96	to	61.96	44,962	-	1.30	to	1.30	13.87		to	13.87
12/31/2020	3,034	54.41	to	54.41	165,084	-	1.30	to	1.30	25.97		to	25.97
12/31/2019	3,150	43.19	to	43.19	136,053	0.44	1.30	to	1.30	29.87		to	29.87
12/31/2018	5,077	33.26	to	33.26	168,850	0.41	1.30	to	1.30	(14.68)		to	(14.68)
Invesco Main Street Class A Shares
12/31/2022	4,486	32.13	to	29.88	167,489	0.86	1.25	to	1.65	(21.16)		to	(21.48)
12/31/2021	4,574	40.76	to	38.05	217,163	0.61	1.25	to	1.65	26.02		to	25.51
12/31/2020	4,737	32.34	to	30.31	179,151	0.91	1.25	to	1.65	12.94		to	12.49
12/31/2019	5,109	28.64	to	26.95	172,283	0.90	1.25	to	1.65	30.30		to	29.78
12/31/2018	5,304	21.98	to	20.76	137,766	0.94	1.25	to	1.65	(9.04)		to	(9.40)
Invesco Main Street Mid Cap Class A Shares
12/31/2022	2,236	32.29	to	30.02	69,625	0.09	1.25	to	1.65	(15.41)		to	(15.75)
12/31/2021	2,767	38.17	to	35.63	102,054	0.21	1.25	to	1.65	21.50		to	21.01
12/31/2020	2,909	31.42	to	29.44	88,479	-	1.25	to	1.65	7.78		to	7.35
12/31/2019	321	29.15	to	27.43	9,066	-	1.25	to	1.65	30.50		to	29.98
12/31/2018	321	22.34	to	21.10	6,975	-	1.25	to	1.65	(13.35)		to	(13.70)
Invesco Value Opportunities Class A Shares
12/31/2022	2,955	2.48	to	2.37	7,170	0.50	1.25	to	1.65	0.10		to	(0.30)
12/31/2021	2,981	2.48	to	2.38	7,241	0.59	1.25	to	1.65	33.91		to	33.37
12/31/2020	3,004	1.85	to	1.78	5,460	0.31	1.25	to	1.65	4.17		to	3.75
12/31/2019	3,030	1.78	to	1.72	5,298	-	1.25	to	1.65	28.26		to	27.75
12/31/2018	-	1.39	to	1.35	-	-	1.25	to	1.65	(20.71)		to	(21.03)
Janus Henderson Enterprise Class A Shares
12/31/2022	18,627	51.59	to	48.88	929,896	-	1.25	to	1.65	(17.36)		to	(17.69)
12/31/2021	20,302	62.42	to	59.39	1,229,081	0.70	1.25	to	1.65	15.52		to	15.06
12/31/2020	24,211	54.04	to	51.62	1,273,876	-	1.25	to	1.65	18.40		to	17.93
12/31/2019	27,556	45.64	to	43.77	1,227,257	0.08	1.25	to	1.65	33.12		to	32.58
12/31/2018	36,373	34.29	to	33.01	1,219,571	0.05	1.25	to	1.65	(2.50)		to	(2.89)
Janus Henderson Forty Class A Shares
12/31/2022	1,137	35.74	to	33.55	39,385	-	1.25	to	1.65	(34.53)		to	(34.79)
12/31/2021	1,014	54.59	to	51.45	53,723	0.43	1.25	to	1.65	21.14		to	20.66
12/31/2020	1,113	45.07	to	42.64	48,771	0.18	1.25	to	1.65	37.09		to	36.54
12/31/2019	1,374	32.87	to	31.23	44,036	0.09	1.25	to	1.65	34.76		to	34.23
12/31/2018	1,525	24.39	to	23.27	36,320	-	1.25	to	1.65	(0.07)		to	(0.47)
JPMorgan Small Cap Growth Class A Shares
12/31/2022	294	30.02	to	28.18	8,561	-	1.25	to	1.65	(33.27)		to	(33.54)
12/31/2021	256	44.98	to	42.39	11,179	-	1.25	to	1.65	(7.23)		to	(7.60)
12/31/2020	231	48.49	to	45.88	10,893	0.06	1.25	to	1.65	57.23		to	56.61
12/31/2019	340	30.84	to	29.30	10,215	-	1.25	to	1.65	35.40		to	34.86
12/31/2018	422	22.78	to	21.72	9,394	-	1.25	to	1.65	(6.01)		to	(6.39)
Lord Abbett Affiliated Class A Shares
12/31/2022	1,170	25.74	to	23.93	28,765	1.29	1.25	to	1.65	(10.97)		to	(11.32)
12/31/2021	1,194	28.91	to	26.99	33,048	1.53	1.25	to	1.65	25.17		to	24.67
12/31/2020	1,217	23.10	to	21.65	26,964	2.13	1.25	to	1.65	(2.50)		to	(2.89)
12/31/2019	1,242	23.69	to	22.29	28,290	2.32	1.25	to	1.65	23.69		to	23.19
12/31/2018	1,267	19.15	to	18.09	23,381	2.11	1.25	to	1.65	(8.62)		to	(8.98)

53

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Lord Abbett Bond-Debenture Class A Shares
12/31/2022	14,421	$20.13	to	$18.72	$309,618	3.74%	1.25%	to	1.65%	(13.77	) %	to	(14.11	) %
12/31/2021	24,568	23.35	to	21.79	661,694	3.33	1.25	to	1.65	1.97		to	1.57
12/31/2020	25,474	22.90	to	21.46	673,316	3.93	1.25	to	1.65	6.26		to	5.84
12/31/2019	25,991	21.55	to	20.28	645,794	4.10	1.25	to	1.65	11.96		to	11.52
12/31/2018	27,962	19.25	to	18.18	624,904	4.45	1.25	to	1.65	(4.99)		to	(5.37)
Lord Abbett Mid Cap Stock Class A Shares
12/31/2022	16,662	25.25	to	23.48	534,502	0.83	1.25	to	1.65	(12.17)		to	(12.52)
12/31/2021	18,576	28.75	to	26.83	682,108	0.64	1.25	to	1.65	27.28		to	26.77
12/31/2020	26,274	22.59	to	21.17	734,653	1.37	1.25	to	1.65	1.46		to	1.05
12/31/2019	27,208	22.26	to	20.95	748,435	0.89	1.25	to	1.65	21.38		to	20.90
12/31/2018	29,573	18.34	to	17.33	675,971	0.81	1.25	to	1.65	(15.61)		to	(15.94)
MFS® Growth Class A Shares
12/31/2022	18,029	35.02	to	35.02	631,380	-	1.30	to	1.30	(32.21)		to	(32.21)
12/31/2021	16,462	51.66	to	51.66	850,383	-	1.30	to	1.30	21.74		to	21.74
12/31/2020	22,403	42.43	to	42.43	950,597	-	1.30	to	1.30	29.60		to	29.60
12/31/2019	27,745	32.74	to	32.74	908,369	-	1.30	to	1.30	35.58		to	35.58
12/31/2018	33,633	24.15	to	24.15	812,183	-	1.30	to	1.30	1.01		to	1.01
MFS® Mid Cap Growth Class A Shares
12/31/2022	12,776	45.30	to	45.30	578,736	-	1.30	to	1.30	(29.45)		to	(29.45)
12/31/2021	15,949	64.20	to	64.20	1,023,998	-	1.30	to	1.30	12.27		to	12.27
12/31/2020	18,177	57.19	to	57.19	1,039,469	-	1.30	to	1.30	33.58		to	33.58
12/31/2019	22,830	42.81	to	42.81	977,344	-	1.30	to	1.30	35.65		to	35.65
12/31/2018	27,153	31.56	to	31.56	856,917	-	1.30	to	1.30	(0.46)		to	(0.46)
MFS® Research International Class A Shares
12/31/2022	14,887	28.90	to	28.90	430,268	1.32	1.30	to	1.30	(18.58)		to	(18.58)
12/31/2021	15,674	35.50	to	35.50	556,368	0.97	1.30	to	1.30	10.15		to	10.15
12/31/2020	19,569	32.22	to	32.22	630,567	0.82	1.30	to	1.30	11.44		to	11.44
12/31/2019	20,555	28.92	to	28.92	594,354	1.75	1.30	to	1.30	26.03		to	26.03
12/31/2018	21,268	22.94	to	22.94	487,974	3.43	1.30	to	1.30	(15.33)		to	(15.33)
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2022	27,392	8.55	to	7.95	224,613	25.25	1.25	to	1.65	7.10		to	6.67
12/31/2021	37,802	7.98	to	7.45	289,935	21.54	1.25	to	1.65	31.15		to	30.63
12/31/2020	51,056	6.09	to	5.71	299,254	1.42	1.25	to	1.65	(0.83)		to	(1.23)
12/31/2019	48,865	6.14	to	5.78	289,424	3.73	1.25	to	1.65	10.36		to	9.92
12/31/2018	52,497	5.56	to	5.25	282,452	4.72	1.25	to	1.65	(15.31)		to	(15.65)
PIMCO Low Duration Class A Shares
12/31/2022	85,923	11.35	to	10.66	936,779	1.22	1.25	to	1.65	(6.62)		to	(6.99)
12/31/2021	107,073	12.16	to	11.46	1,252,730	0.54	1.25	to	1.65	(2.20)		to	(2.60)
12/31/2020	115,293	12.43	to	11.76	1,386,419	1.56	1.25	to	1.65	1.83		to	1.42
12/31/2019	115,514	12.21	to	11.60	1,367,413	3.09	1.25	to	1.65	2.88		to	2.47
12/31/2018	126,887	11.86	to	11.32	1,462,955	1.84	1.25	to	1.65	(1.04)		to	(1.43)
PIMCO Real Return Class A Shares
12/31/2022	46,994	14.16	to	13.16	634,064	5.45	1.25	to	1.65	(13.31)		to	(13.65)
12/31/2021	54,464	16.33	to	15.25	849,557	4.67	1.25	to	1.65	3.95		to	3.53
12/31/2020	62,209	15.71	to	14.73	938,782	2.23	1.25	to	1.65	10.25		to	9.81
12/31/2019	67,134	14.25	to	13.41	921,270	1.57	1.25	to	1.65	6.75		to	6.32
12/31/2018	75,329	13.35	to	12.61	970,526	2.24	1.25	to	1.65	(3.58)		to	(3.97)
PIMCO Total Return Class A Shares
12/31/2022	159,100	14.62	to	13.59	2,341,981	2.94	1.25	to	1.65	(15.45)		to	(15.78)
12/31/2021	187,663	17.29	to	16.14	3,284,682	1.96	1.25	to	1.65	(2.41)		to	(2.80)
12/31/2020	196,379	17.71	to	16.60	3,529,150	2.16	1.25	to	1.65	7.16		to	6.73
12/31/2019	195,706	16.53	to	15.55	3,291,322	3.47	1.25	to	1.65	6.55		to	6.13
12/31/2018	210,641	15.51	to	14.66	3,326,720	2.72	1.25	to	1.65	(1.84)		to	(2.23)

54

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Pioneer Class A Shares
12/31/2022	476	$35.97	to	$33.45	$16,517	0.37%	1.25%	to	1.65%	(20.47	) %	to	(20.79	) %
12/31/2021	544	45.24	to	42.22	23,773	0.12	1.25	to	1.65	26.22		to	25.72
12/31/2020	598	35.84	to	33.59	20,752	0.50	1.25	to	1.65	22.36		to	21.88
12/31/2019	654	29.29	to	27.56	18,573	0.85	1.25	to	1.65	29.37		to	28.86
12/31/2018	709	22.64	to	21.39	15,600	0.97	1.25	to	1.65	(2.97)		to	(3.36)
Pioneer High Yield Class A Shares
12/31/2022	315	19.02	to	17.69	5,770	3.79	1.25	to	1.65	(11.97)		to	(12.32)
12/31/2021	383	21.61	to	20.17	8,002	4.23	1.25	to	1.65	4.44		to	4.02
12/31/2020	370	20.69	to	19.39	7,421	5.29	1.25	to	1.65	1.79		to	1.38
12/31/2019	348	20.33	to	19.13	6,860	5.08	1.25	to	1.65	12.67		to	12.22
12/31/2018	354	18.04	to	17.04	6,202	4.92	1.25	to	1.65	(4.34)		to	(4.72)
Pioneer Real Estate Shares Class A Shares
12/31/2022	308	17.99	to	16.95	5,378	1.31	1.25	to	1.65	(31.66)		to	(31.93)
12/31/2021	325	26.32	to	24.91	8,318	1.04	1.25	to	1.65	39.05		to	38.50
12/31/2020	385	18.93	to	17.98	7,109	1.81	1.25	to	1.65	(8.05)		to	(8.42)
12/31/2019	297	20.59	to	19.64	5,973	2.68	1.25	to	1.65	26.45		to	25.94
12/31/2018	1,710	16.28	to	15.59	27,245	3.04	1.25	to	1.65	(8.70)		to	(9.07)
Pioneer Select Mid Cap Growth Class A Shares
12/31/2022	-	32.93	to	31.21	-	-	1.25	to	1.65	(32.13)		to	(32.40)
12/31/2021	-	48.52	to	46.17	-	-	1.25	to	1.65	6.62		to	6.20
12/31/2020	-	45.51	to	43.48	-	-	1.25	to	1.65	37.22		to	36.67
12/31/2019	-	33.16	to	31.81	-	-	1.25	to	1.65	31.08		to	30.56
12/31/2018	-	25.30	to	24.37	-	-	1.25	to	1.65	(7.42)		to	(7.79)
Putnam Growth Opportunities Class A Shares
12/31/2022	803	20.12	to	20.12	16,165	-	1.30	to	1.30	(31.24)		to	(31.24)
12/31/2021	857	29.26	to	29.26	25,062	-	1.30	to	1.30	20.94		to	20.94
12/31/2020	901	24.19	to	24.19	21,802	-	1.30	to	1.30	36.62		to	36.62
12/31/2019	905	17.71	to	17.71	16,031	-	1.30	to	1.30	34.66		to	34.66
12/31/2018	909	13.15	to	13.15	11,959	-	1.30	to	1.30	0.93		to	0.93
Putnam International Equity Class A Shares
12/31/2022	27,912	23.00	to	23.00	641,866	-	1.30	to	1.30	(15.94)		to	(15.94)
12/31/2021	30,562	27.36	to	27.36	836,095	1.28	1.30	to	1.30	7.36		to	7.36
12/31/2020	34,636	25.48	to	25.48	882,611	1.24	1.30	to	1.30	10.30		to	10.30
12/31/2019	37,520	23.10	to	23.10	866,836	1.67	1.30	to	1.30	23.88		to	23.88
12/31/2018	39,208	18.65	to	18.65	731,238	1.70	1.30	to	1.30	(20.41)		to	(20.41)
Putnam Large Cap Value Class A Shares
12/31/2022	3,440	16.25	to	16.25	55,923	1.77	1.30	to	1.30	(4.34)		to	(4.34)
12/31/2021	3,508	16.99	to	16.99	59,605	1.18	1.30	to	1.30	25.20		to	25.20
12/31/2020	3,576	13.57	to	13.57	48,528	1.64	1.30	to	1.30	4.47		to	4.47
12/31/2019	3,595	12.99	to	12.99	46,703	1.41	1.30	to	1.30	28.25		to	28.25
12/31/2018	4,161	10.13	to	10.13	42,144	1.53	1.30	to	1.30	(9.53)		to	(9.53)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	17,013	11.00	to	10.77	186,458	1.79	1.25	to	1.65	(12.94)		to	(13.28)
12/31/2021	17,281	12.63	to	12.42	217,686	1.91	1.25	to	1.65	20.60		to	20.12
12/31/2020	17,520	10.48	to	10.34	183,120	2.73	1.25	to	1.65	(8.74)		to	(9.10)
12/31/2019	20,211	11.48	to	11.37	231,636	2.22	1.25	to	1.65	22.04		to	21.55
12/31/2018	20,714	9.41	to	9.35	194,655	1.89	1.25	to	1.65	(12.79)		to	(13.14)
TA Asset Allocation - Conservative Class A Shares
12/31/2022	-	10.82	to	10.57	-	-	1.25	to	1.65	(16.25)		to	(16.58)
12/31/2021	-	12.92	to	12.67	-	-	1.25	to	1.65	4.11		to	3.70
12/31/2020	-	12.41	to	12.22	-	-	1.25	to	1.65	11.75		to	11.31
12/31/2019	-	11.10	to	10.98	-	-	1.25	to	1.65	10.94		to	10.50
12/31/2018	-	10.01	to	9.94	-	-	1.25	to	1.65	(5.56)		to	(5.94)

55

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Asset Allocation - Moderate Class A Shares
12/31/2022	-	$11.30	to	$11.04	$-	-%	1.25%	to	1.65%	(17.08	) %	to	(17.42	) %
12/31/2021	-	13.63	to	13.37	-	-	1.25	to	1.65	6.57		to	6.14
12/31/2020	-	12.79	to	12.60	-	-	1.25	to	1.65	13.22		to	12.77
12/31/2019	-	11.29	to	11.17	-	-	1.25	to	1.65	13.28		to	12.83
12/31/2018	-	9.97	to	9.90	-	-	1.25	to	1.65	(7.39)		to	(7.76)
TA Asset Allocation - Moderate Growth Class A Shares
12/31/2022	-	11.98	to	11.71	-	-	1.25	to	1.65	(18.42)		to	(18.74)
12/31/2021	-	14.68	to	14.41	-	-	1.25	to	1.65	9.98		to	9.54
12/31/2020	-	13.35	to	13.15	-	-	1.25	to	1.65	15.45		to	14.99
12/31/2019	8,131	11.56	to	11.44	93,893	1.91	1.25	to	1.65	16.39		to	15.93
12/31/2018	8,170	9.94	to	9.87	81,102	1.54	1.25	to	1.65	(9.68)		to	(10.05)
TA BlackRock Government Money Market Initial Class
12/31/2022	49,788	9.80	to	9.68	486,918	1.55	1.25	to	1.65	0.15		to	(0.25)
12/31/2021	30,667	9.78	to	9.70	299,580	-	1.25	to	1.65	(1.24)		to	(1.63)
12/31/2020	36,703	9.91	to	9.86	363,452	0.38	1.25	to	1.65	(0.96)		to	(1.35)
12/31/2019(1)	-	10.00	to	10.00	-	-	1.25	to	1.65	-		to	-
TA Bond Class A Shares
12/31/2022	-	1.34	to	1.27	-	-	1.25	to	1.65	(14.51)		to	(14.85)
12/31/2021	-	1.56	to	1.49	-	-	1.25	to	1.65	(1.36)		to	(1.76)
12/31/2020	-	1.58	to	1.52	-	-	1.25	to	1.65	5.26		to	4.84
12/31/2019	-	1.50	to	1.45	-	-	1.25	to	1.65	7.72		to	7.29
12/31/2018	-	1.40	to	1.35	-	-	1.25	to	1.65	(2.01)		to	(2.40)
TA International Focus Initial Class
12/31/2022	302,613	11.18	to	10.94	3,346,220	2.34	1.25	to	1.65	(21.04)		to	(21.35)
12/31/2021	324,644	14.16	to	13.91	4,556,140	1.21	1.25	to	1.65	9.44		to	9.00
12/31/2020	370,876	12.94	to	12.76	4,766,342	2.26	1.25	to	1.65	19.40		to	18.92
12/31/2019	424,623	10.84	to	10.73	4,579,542	1.62	1.25	to	1.65	26.10		to	25.59
12/31/2018	513,283	8.59	to	8.55	4,398,692	1.24	1.25	to	1.65	(18.73)		to	(19.06)
TA JPMorgan Mid Cap Value Service Class
12/31/2022	9,039	13.16	to	12.88	118,655	0.56	1.25	to	1.65	(9.56)		to	(9.92)
12/31/2021	9,160	14.55	to	14.30	133,025	0.55	1.25	to	1.65	27.25		to	26.74
12/31/2020	11,678	11.44	to	11.28	133,341	1.04	1.25	to	1.65	(0.22)		to	(0.62)
12/31/2019	11,727	11.46	to	11.35	134,265	1.08	1.25	to	1.65	24.43		to	23.93
12/31/2018	17,455	9.21	to	9.16	160,692	0.58	1.25	to	1.65	(13.19)		to	(13.54)
TA Morgan Stanley Capital Growth Service Class
12/31/2022	-	8.77	to	8.66	-	-	1.25	to	1.65	(60.41)		to	(60.57)
12/31/2021	-	22.14	to	21.95	-	-	1.25	to	1.65	(2.06)		to	(2.45)
12/31/2020	-	22.61	to	22.50	-	-	1.25	to	1.65	114.60		to	113.74
12/31/2019(1)	-	10.54	to	10.53	-	-	1.25	to	1.65	-		to	-
TA Multi-Managed Balanced Class A Shares
12/31/2022	-	13.39	to	13.09	-	-	1.25	to	1.65	(17.54)		to	(17.86)
12/31/2021	-	16.24	to	15.93	-	-	1.25	to	1.65	15.12		to	14.66
12/31/2020	-	14.11	to	13.90	-	-	1.25	to	1.65	14.12		to	13.67
12/31/2019	-	12.36	to	12.23	-	-	1.25	to	1.65	19.81		to	19.33
12/31/2018	-	10.32	to	10.24	-	-	1.25	to	1.65	(5.14)		to	(5.52)
TA Small/Mid Cap Value Class A Shares
12/31/2022	36,232	27.75	to	26.16	970,064	0.38	1.25	to	1.65	(9.64)		to	(10.00)
12/31/2021	42,957	30.71	to	29.06	1,275,358	0.05	1.25	to	1.65	25.61		to	25.10
12/31/2020	55,563	24.45	to	23.23	1,318,715	0.58	1.25	to	1.65	1.97		to	1.56
12/31/2019	54,851	23.98	to	22.87	1,279,571	0.46	1.25	to	1.65	23.06		to	22.57
12/31/2018	67,473	19.49	to	18.66	1,281,778	0.46	1.25	to	1.65	(12.81)		to	(13.16)

56

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Sustainable Equity Income Class A Shares
12/31/2022	144,022	$14.26	to	$13.76	$2,021,018	1.41%	1.25%	to	1.65%	(12.74	) %	to	(13.09	) %
12/31/2021	165,388	16.35	to	15.84	2,664,298	1.11	1.25	to	1.65	20.47		to	19.99
12/31/2020	208,081	13.57	to	13.20	2,789,398	2.07	1.25	to	1.65	(9.08)		to	(9.44)
12/31/2019	183,018	14.92	to	14.57	2,702,937	2.08	1.25	to	1.65	21.70		to	21.21
12/31/2018	212,707	12.26	to	12.02	2,585,152	1.98	1.25	to	1.65	(13.44)		to	(13.79)
TA T. Rowe Price Small Cap Service Class
12/31/2022	5,111	13.55	to	13.26	68,381	-	1.25	to	1.65	(23.56)		to	(23.86)
12/31/2021	5,451	17.73	to	17.42	95,621	-	1.25	to	1.65	9.70		to	9.26
12/31/2020	10,376	16.16	to	15.94	165,944	-	1.25	to	1.65	21.77		to	21.29
12/31/2019	11,400	13.27	to	13.14	150,169	-	1.25	to	1.65	30.75		to	30.22
12/31/2018	12,260	10.15	to	10.09	123,900	-	1.25	to	1.65	(8.44)		to	(8.81)
TA TS&W International Equity Service Class
12/31/2022	2,372	10.44	to	10.22	24,397	2.25	1.25	to	1.65	(15.69)		to	(16.03)
12/31/2021	2,497	12.39	to	12.17	30,548	1.94	1.25	to	1.65	11.80		to	11.35
12/31/2020	4,566	11.08	to	10.93	50,026	2.98	1.25	to	1.65	4.88		to	4.46
12/31/2019	4,850	10.57	to	10.47	50,836	1.19	1.25	to	1.65	19.24		to	18.76
12/31/2018	5,106	8.86	to	8.81	45,034	2.34	1.25	to	1.65	(16.75)		to	(17.08)
TA US Growth Class A Shares
12/31/2022	40,212	28.11	to	26.92	1,099,334	-	1.25	to	1.65	(32.50)		to	(32.77)
12/31/2021	36,464	41.65	to	40.03	1,479,800	-	1.25	to	1.65	18.71		to	18.24
12/31/2020	44,550	35.08	to	33.86	1,528,936	-	1.25	to	1.65	34.20		to	33.66
12/31/2019	56,871	26.14	to	25.33	1,458,170	-	1.25	to	1.65	37.62		to	37.07
12/31/2018	72,571	19.00	to	18.48	1,356,341	-	1.25	to	1.65	(1.54)		to	(1.94)
TA WMC US Growth Service Class
12/31/2022	-	16.10	to	15.76	-	-	1.25	to	1.65	(32.37)		to	(32.64)
12/31/2021	-	23.81	to	23.40	-	-	1.25	to	1.65	18.88		to	18.40
12/31/2020	-	20.03	to	19.76	-	-	1.25	to	1.65	35.24		to	34.70
12/31/2019	-	14.81	to	14.67	-	-	1.25	to	1.65	37.94		to	37.39
12/31/2018	-	10.74	to	10.68	-	-	1.25	to	1.65	(1.28)		to	(1.68)
Virtus AllianzGI Dividend Value Class A Shares
12/31/2022	8,310	17.06	to	16.01	135,050	1.16	1.25	to	1.65	(14.77)		to	(15.11)
12/31/2021	8,801	20.02	to	18.86	168,472	1.35	1.25	to	1.65	26.94		to	26.43
12/31/2020	9,255	15.77	to	14.92	140,086	1.77	1.25	to	1.65	(3.71)		to	(4.09)
12/31/2019	11,487	16.37	to	15.56	181,546	1.74	1.25	to	1.65	23.11		to	22.62
12/31/2018	13,374	13.30	to	12.69	172,834	1.78	1.25	to	1.65	(11.24)		to	(11.60)
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2022	5,786	26.13	to	24.30	192,370	0.83	1.25	to	1.65	(17.26)		to	(17.59)
12/31/2021	6,810	31.59	to	29.48	279,542	1.07	1.25	to	1.65	22.69		to	22.20
12/31/2020	7,260	25.75	to	24.13	244,241	1.93	1.25	to	1.65	(5.79)		to	(6.17)
12/31/2019	8,023	27.33	to	25.72	289,199	0.44	1.25	to	1.65	22.74		to	22.25
12/31/2018	8,303	22.27	to	21.03	243,636	3.01	1.25	to	1.65	(20.32)		to	(20.64)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

57

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

58

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

59

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

60